Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class 2

Aggressive Growth Portfolio

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

Mid Cap Portfolio

Overseas Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing in companies it believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

Prospectus

Fund Summary - continued

  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value it believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 SM Index (S&P 500®).

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.

Prospectus

Fund Summary - continued

  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP High Income Portfolio seeks a high level of current income while also considering growth of capital.

Prospectus

Fund Summary - continued

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Prospectus

Fund Summary - continued

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in each fund's (other than VIP Aggressive Growth's and VIP Dynamic Capital Appreciation's) performance from year to year, as represented by the performance of Initial Class; compares the performance of Initial Class of each fund (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) to the performance of a market index over various periods of time; and compares the performance of Initial Class of each fund (other than VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Dynamic Capital Appreciation) to an average of the performance of similar funds over various periods of time. Initial Class of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced also compares its performance to the performance of a combination of market indexes over various periods of time. Returns for Initial Class of each fund (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of each fund (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Service Class 2 after Service Class 2 has been in operation for one calendar year. Performance history will be available for VIP Aggressive Growth and VIP Dynamic Capital Appreciation after VIP Aggressive Growth and VIP Dynamic Capital Appreciation has been in operation for one calendar year.

Year-by-Year Returns

VIP Asset Manager - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	22.56%	11.71%	21.23%	-6.09%	16.96%	14.60%	20.65%	15.05%	11.09%	-3.87%

During the periods shown in the chart for Initial Class of VIP Asset Manager, the highest return for a quarter was 12.80% (quarter ended December 31, 1998) and the lowest return for a quarter was -6.67% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Asset Manager was -6.59%.

The returns shown above are for Initial Class of VIP Asset Manager, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

VIP Asset Manager: Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	20.04%	25.07%	17.57%	15.26%	-12.47%

During the periods shown in the chart for Initial Class of VIP Asset Manager: Growth, the highest return for a quarter was 17.69% (quarter ended December 31, 1998) and the lowest return for a quarter was -10.12% (September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Asset Manager: Growth was -10.34%.

The returns shown above are for Initial Class of VIP Asset Manager: Growth, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Prospectus

Fund Summary - continued

VIP Balanced - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	9.98%	22.18%	17.64%	4.55%	-4.30%

During the periods shown in the chart for Initial Class of VIP Balanced, the highest return for a quarter was 11.83% (quarter ended June 30, 1997) and the lowest return for a quarter was -5.79% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Balanced was -5.02%.

The returns shown above are for Initial Class of VIP Balanced, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

VIP Contrafund - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	21.22%	24.14%	29.98%	24.25%	-6.58%

During the periods shown in the chart for Initial Class of VIP Contrafund, the highest return for a quarter was 23.56% (quarter ended December 31, 1998) and the lowest return for a quarter was -9.89% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Contrafund was -13.07%.

The returns shown above are for Initial Class of VIP Contrafund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

VIP Equity-Income - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	31.44%	16.89%	18.29%	7.07%	35.09%	14.28%	28.11%	11.63%	6.33%	8.42%

During the periods shown in the chart for Initial Class of VIP Equity-Income, the highest return for a quarter was 15.44% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.51% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Equity-Income was -6.04%.

The returns shown above are for Initial Class of VIP Equity-Income, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Prospectus

Fund Summary - continued

VIP Growth - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	45.51%	9.32%	19.37%	-0.02%	35.36%	14.71%	23.48%	39.49%	37.44%	-10.96%

During the periods shown in the chart for Initial Class of VIP Growth, the highest return for a quarter was 24.29% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.29% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Growth was -16.64%.

The returns shown above are for Initial Class of VIP Growth, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

VIP Growth & Income - Initial Class
Calendar Years	1997	1998	1999	2000
	30.09%	29.59%	9.17%	-3.62%

During the periods shown in the chart for Initial Class of VIP Growth & Income, the highest return for a quarter was 20.97% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.37% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Growth & Income was -10.06%.

The returns shown above are for Initial Class of VIP Growth & Income, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

VIP Growth Opportunities - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	18.27%	29.95%	24.61%	4.27%	-17.07%

During the periods shown in the chart for Initial Class of VIP Growth Opportunities, the highest return for a quarter was 20.74% (quarter ended December 31, 1998) and the lowest return for a quarter was -11.08% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Growth Opportunities was -15.21%.

The returns shown above are for Initial Class of VIP Growth Opportunities, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Prospectus

Fund Summary - continued

VIP High Income - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	35.08%	23.17%	20.40%	-1.64%	20.72%	14.03%	17.67%	-4.33%	8.25%	-22.54%

During the periods shown in the chart for Initial Class of VIP High Income, the highest return for a quarter was 12.69% (quarter ended March 31, 1992) and the lowest return for a quarter was -14.17% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Initial Class of VIP High Income was -0.16%.

The returns shown above are for Initial Class of VIP High Income, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

VIP Mid Cap - Initial Class
Calendar Years	1999	2000
	49.04%	33.78%

During the periods shown in the chart for Initial Class of VIP Mid Cap, the highest return for a quarter was 32.12% (quarter ended December 31, 1999) and the lowest return for a quarter was -1.27% (quarter ended September 30, 1999).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Mid Cap was -10.02%.

The returns shown above are for Initial Class of VIP Mid Cap, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

VIP Overseas - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	8.00%	-10.72%	37.35%	1.72%	9.74%	13.15%	11.56%	12.81%	42.55%	-19.07%

During the periods shown in the chart for Initial Class of VIP Overseas, the highest return for a quarter was 24.78% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.65% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Overseas was -11.10%.

The returns shown above are for Initial Class of VIP Overseas, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Asset Manager - Initial Class	-3.87%	11.18%	11.97%
S&P 500	-9.10%	18.33%	17.46%
Fidelity Asset Manager Composite Index	0.58%	12.07%	11.47%
VIP Asset Manager: Growth - Initial Class	-12.47%	12.23%	13.97%A
S&P 500	-9.10%	18.33%	21.35%A
Fidelity Asset Manager: Growth Composite Index	-3.29%	14.64%	16.87%A
VIP Balanced - Initial Class	-4.30%	9.60%	10.32%A
S&P 500	-9.10%	18.33%	21.35%A
Lipper Variable Annuity Balanced Funds Average	2.25%	11.32%	__
Fidelity Balanced 60/40 Composite Index	-1.00%	13.78%	16.31%A
VIP Contrafund - Initial Class	-6.58%	17.82%	21.23%A
S&P 500	-9.10%	18.33%	21.35%A
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	__
VIP Equity-Income - Initial Class	8.42%	13.51%	17.35%
Russell 3000® Value Index	8.04%	16.48%	17.29%
Lipper Variable Annuity Equity Income Funds Average	6.74%	15.08%	15.80%
VIP Growth - Initial Class	-10.96%	19.31%	20.04%
Russell 3000 Growth Index	-22.42%	17.08%	16.85%
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	17.52%
VIP Growth & Income - Initial Class	-3.62%	--	15.10%B
S&P 500	-9.10%	--	17.20%B
Lipper Variable Annuity Growth & Income Funds Average	1.15%	--	__
VIP Growth Opportunities - Initial Class	-17.07%	10.62%	14.01%A
S&P 500	-9.10%	18.33%	21.35%A
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	--
VIP High Income - Initial Class	-22.54%	1.48%	9.86%
Merrill Lynch High Yield Master II Index	-5.12%	4.76%	11.12%
Lipper Variable Annuity High Current Yield Funds Average	-7.03%	4.08%	9.84%
VIP Mid Cap - Initial Class	33.78%	--	43.09%C
S&P MidCap 400	17.51%	--	19.12%C
Lipper Variable Annuity MidCap Funds Average	5.21%	--	__
VIP Overseas - Initial Class	-19.07%	10.44%	9.28%
Morgan Stanley Capital International Europe, Australasia and Far East Index	-14.01%	7.31%	8.34%
Lipper Variable Annuity International Funds Average	-14.72%	10.15%	10.49%

A From January 3, 1995.

B From December 31, 1996.

C From December 28, 1998.

The returns shown above are for Initial Class of each fund, which are not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Prospectus

Fund Summary - continued

If FMR had not reimbursed certain class expenses during these periods, VIP Asset Manager: Growth's, VIP Balanced's, VIP Growth & Income's, VIP Growth Opportunities', VIP High Income's, and VIP MidCap's Initial Class returns would have been lower.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

Russell 3000® Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations.

Russell 3000 Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks.

Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE®) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 2000, the index included over 893 equity securities of companies domiciled in 20 countries.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class 2 of each fund (other than VIP Aggressive Growth, VIP Asset Manager, VIP Dynamic Capital Appreciation, and VIP High Income) do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses provided below for Service Class 2 of VIP Asset Manager and VIP High Income are based on historical expenses. The annual class operating expenses provided below for Service Class 2 of VIP Aggressive Growth and VIP Dynamic Capital Appreciation are based on estimated expenses. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

		Service Class 2
VIP Aggressive Growth	Management fee	0.63%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.48%
	Total annual class operating expensesA	1.36%
VIP Asset Manager	Management fee	0.53%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.10%
	Total annual class operating expensesA	0.88%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.14%
	Total annual class operating expensesA	0.97%
VIP Balanced	Management fee	0.43%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.17%
	Total annual class operating expensesA	0.85%
VIP Contrafund	Management fee	0.57%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.10%
	Total annual class operating expensesA	0.92%
VIP Dynamic Capital Appreciation	Management fee	0.57%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.61%
	Total annual class operating expensesA	1.43%
VIP Equity-Income	Management fee	0.48%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.10%
	Total annual class operating expensesA	0.83%
VIP Growth	Management fee	0.57%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.09%
	Total annual class operating expensesA	0.91%
VIP Growth & Income	Management fee	0.48%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.85%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.95%
VIP High Income	Management fee	0.58%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.18%
	Total annual class operating expensesA	1.01%
VIP Mid Cap	Management fee	0.57%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.17%
	Total annual class operating expensesA	0.99%
VIP Overseas	Management fee	0.72%
	Distribution and Service (12b-1) fee	0.25%
	Other expenses	0.18%
	Total annual class operating expensesA	1.15%

A FMR has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

Prospectus

Fund Summary - continued

	Service Class 2	Effective Date
VIP Aggressive Growth	1.75%	12/27/00
VIP Asset Manager	1.50%	1/12/00
VIP Asset Manager: Growth	1.25%	1/12/00
VIP Balanced	1.75%	1/12/00
VIP Contrafund	1.25%	1/12/00
VIP Dynamic Capital Appreciation	1.75%	9/25/00
VIP Equity-Income	1.75%	1/12/00
VIP Growth	1.75%	1/12/00
VIP Growth & Income	1.25%	1/12/00
VIP Growth Opportunities	1.75%	1/12/00
VIP High Income	1.25%	1/12/00
VIP Mid Cap	1.25%	1/12/00
VIP Overseas	1.75%	1/12/00

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses are shown in the table below.

	Total Operating Expenses
VIP Asset Manager: Growth - Service Class 2	0.95%
VIP Balanced - Service Class 2	0.83%
VIP Contrafund - Service Class 2	0.90%
VIP Equity-Income - Service Class 2	0.82%
VIP Growth - Service Class 2	0.90%
VIP Growth & Income - Service Class 2	0.84%
VIP Growth Opportunities - Service Class 2	0.93%
VIP Mid Cap - Service Class 2	0.94%
VIP Overseas - Service Class 2	1.13%

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average P/E ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

Prospectus

Fund Basics - continued

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income while also considering growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. As of December 31, 2000, the S&P MidCap 400 included companies with capitalizations between $102.5 million and $13.2 billion. The size of companies in the S&P MidCap 400 changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's share price and yield, as applicable, changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of a fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prospectus

Fund Basics - continued

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Aggressive Growth Portfolio seeks capital appreciation.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Overseas Portfolio seeks long-term growth of capital.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class 2's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Service Class 2's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the funds can buy or sell shares of the funds.

The price to buy one share of Service Class 2 is the class's NAV. Service Class 2 shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class 2 is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect a fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Each fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class 2 shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling each fund's business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for VIP Overseas. As of September 28, 2000, FIIA had approximately $6.5 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for VIP Overseas. As of September 28, 2000, FIIA(U.K.)L had approximately $4.1 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas. FIJ may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FIMM is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced.

FIMM is an affiliate of FMR. As of January 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

FMRC serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMRC is primarily responsible for choosing investments for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMRC is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced.

John Avery is vice president and manager of VIP Balanced, which he has managed since January 1998. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Avery has worked as a research analyst and manager.

Barry Coffman is vice president and manager of VIP High Income, which he has managed since Auguse 1990. Since joining Fidelity in 1986, Mr. Coffman has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as a research analyst and manager.

Bettina Doulton is vice president and manager of VIP Growth Opportunities, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst and manager.

David Felman is vice president and manager of VIP Mid Cap, which he has managed since August 1999. He also manages other Fidelity funds. Since joining Fidelity in 1993, Mr. Felman has worked as a research analyst and manager.

Prospectus

Fund Services - continued

Kevin Grant is vice president and manager of VIP Balanced, which he has managed since March 1996. Mr. Grant manages the fixed-income investments for VIP Balanced. He also manages other Fidelity funds. Mr. Grant joined Fidelity in 1993 as a portfolio manager.

Bart Grenier is vice president and manager of VIP Asset Manager and VIP Asset Manager: Growth, which he has managed since May 2000. Since joining Fidelity in 1991, Mr. Grenier has worked as a senior analyst and research director.

Richard Mace is vice president and manager of VIP Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

Stephen Petersen is vice president and manager of VIP Equity-Income, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as a research analyst and manager.

Louis Salemy is vice president and manager of VIP Growth & Income, which he has managed since September 1998. He also manages another Fidelity fund. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

J. Fergus Shiel is vice president and manager of VIP Dynamic Capital Appreciation, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1989, Mr. Shiel has worked as a research analyst and manager.

Beso Sikharulidze is vice president and manager of VIP Aggressive Growth, which he has managed since December 2000. Since joining Fidelity in 1992, Mr. Sikharulidze has worked as a research analyst and manager.

Jennifer Uhrig is vice president and manager of VIP Growth, which she has managed since January 1997. She also manages other Fidelity funds. Since joining Fidelity in 1987, Ms. Uhrig has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, and VIP Overseas or 0.37% for VIP High Income, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, and VIP Overseas and the group fee rate was 0.1268% for VIP High Income. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income and VIP Growth & Income; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, and VIP Mid Cap; 0.35% for VIP Aggressive Growth; and 0.45% for VIP High Income and VIP Overseas.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2000, for each fund is shown in the table below.

Prospectus

Fund Services - continued

Total Management Fee
VIP Aggressive Growth	0.63%A
VIP Asset Manager	0.53%
VIP Asset Manager: Growth	0.58%
VIP Balanced	0.43%
VIP Contrafund	0.57%
VIP Dynamic Capital Appreciation	0.58%A
VIP Equity-Income	0.48%
VIP Growth	0.57%
VIP Growth & Income	0.48%
VIP Growth Opportunities	0.58%
VIP High Income	0.58%
VIP Mid Cap	0.57%
VIP Overseas	0.72%

A Annualized

FMR pays FIMM, FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2001, approximately 72.19%, 41.15%, and 36.18% of VIP Aggressive Growth's, VIP Balanced's, and VIP Growth & Income's total outstanding shares, respectively, were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class 2's shares.

Service Class 2 of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class 2 of each fund is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners. Service Class 2 of each fund currently pays FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 2 12b-1 fee, for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners.

In addition, each Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Service Class 2.

Because 12b-1 fees are paid out of Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Service Class 2's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP High Income, VIP Mid Cap, and VIP Overseas) and Deloitte & Touche LLP (for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, and VIP Growth Opportunities), independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Aggressive Growth - Service Class 2

Year ended December 31,	2000D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeF	.00
Net realized and unrealized gain (loss)	.02
Total from investment operations	.02
Net asset value, end of period	$ 10.02
Total ReturnB,C	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 401
Ratio of expenses to average net assets	1.75%A,E
Ratio of net investment income to average net assets	5.24%A
Portfolio turnover rate	26%A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the period shown.

D For the period December 27, 2000 (commencement of operations)to December 31, 2000.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F Net investment income per share has been calculated based on average shares outstanding during the period.

Prospectus

Appendix - continued

VIP Asset Manager - Service Class 2

Year ended December 31,	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 18.17
Income from Investment Operations
Net investment income C	.53
Net realized and unrealized gain (loss)	(.84)
Total from investment operations	(.31)
Less Distributions
From net investment income	(.59) E
From net realized gain	(1.38) E
Total distributions	(1.97)
Net asset value, end of period	$ 15.89
Total Return B	(1.97)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,785
Ratio of expenses to average net assets	.88% A
Ratio of net investment income to average net assets	3.46% A
Portfolio turnover rate	76%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

E The amounts shown reflect certain reclassifications related to book to tax differences.

VIP Asset Manager: Growth - Service Class 2

Year ended December 31,	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78
Income from Investment Operations
Net investment income C	.34
Net realized and unrealized gain (loss)	(1.96)
Total from investment operations	(1.62)
Less Distributions
From net investment income	(.36)
From net realized gain	(1.50)
Total distributions	(1.86)
Net asset value, end of period	$ 14.30
Total Return B, F	(10.21)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 3,091
Ratio of expenses to average net assets	.97% A
Ratio of expenses to average net assets after expense reductions	.95% A, E
Ratio of net investment income to average net assets	2.33% A
Portfolio turnover rate	147%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F The total return would have been lower had certain expenses not been reduced during the period shown.

Prospectus

Appendix - continued

VIP Balanced - Service Class 2

Years ended December 31,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.59
Income from Investment Operations
Net investment income	.40 D
Net realized and unrealized gain (loss)	(.75)
Total from investment operations	(.35)
Less Distributions
From net investment income	(.47)
From net realized gain	(.35)
In excess of net realized gain	(.05)
Total distributions	(.87)
Net asset value, end of period	$ 14.37
Total Return B, C	(2.37)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,797
Ratio of expenses to average net assets	.85% A
Ratio of expenses to average net assets after expense reductions	.83% A, F
Ratio of net investment income to average net assets	2.91% A
Portfolio turnover rate	126%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

VIP Contrafund - Service Class 2

Year ended December 31,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 28.20
Income from Investment Operations
Net investment income D	.10
Net realized and unrealized gain (loss)	(.93)
Total from investment operations	(.83)
Less Distributions
From net investment income	(.11) G
From net realized gain	(3.62) G
Total distributions	(3.73)
Net asset value, end of period	$ 23.64
Total Return B, C	(3.86)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 81,950
Ratio of expenses to average net assets	.92% A
Ratio of expenses to average net assets after expense reductions	.90% A, F
Ratio of net investment income to average net assets	.43% A
Portfolio turnover rate	177%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

VIP Dynamic Capital Appreciation - Service Class 2

Year ended December 31,	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeD	.00
Net realized and unrealized gain (loss)	(1.48)
Total from investment operations	(1.48)
Net asset value, end of period	$ 8.52
Total ReturnB,C	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,549
Ratio of expenses to average net assets	1.75%A,F
Ratio of net investment income to average net assets	.21%A
Portfolio turnover rate	295%A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total return would have been lower had certain expenses not been reduced during the period shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 25, 2000 (commencement of operations) to December 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Prospectus

Appendix - continued

VIP Equity-Income - Service Class 2

Year ended December 31,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 25.18
Income from Investment Operations
Net investment income D	.32
Net realized and unrealized gain (loss)	1.95
Total from investment operations	2.27
Less Distributions
From net investment income	(.43) G
From net realized gain	(1.61) G
Total distributions	(2.04)
Net asset value, end of period	$ 25.41
Total Return B, C	10.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 39,911
Ratio of expenses to average net assets	.83% A
Ratio of expenses to average net assets after expense reductions	.82% A, F
Ratio of net investment income to average net assets	1.41% A
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

VIP Growth - Service Class 2

Year ended December 31,	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 53.40
Income from Investment Operations
Net investment income (loss) E	(.09)
Net realized and unrealized gain (loss)	(3.86)
Total from investment operations	(3.95)
Less Distributions
From net investment income	(.05)
From net realized gain	(5.97)
Total distributions	(6.02)
Net asset value, end of period	$ 43.43
Total Return B, C	(8.88)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 57,095
Ratio of expenses to average net assets	.91% A
Ratio of expenses to average net assets after expense reductions	.90% A, F
Ratio of net investment income (loss) to average net assets	(.19)% A
Portfolio turnover rate	103%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

VIP Growth & Income - Service Class 2

Year ended December 31,	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 16.94
Income from Investment Operations
Net investment income D	.15
Net realized and unrealized gain (loss)	(.49)
Total from investment operations	(.34)
Less Distributions
From net investment income	(.19)
From net realized gain	(1.24)
Total distributions	(1.43)
Net asset value, end of period	$ 15.17
Total Return B, C	(2.11)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 13,025
Ratio of expenses to average net assets	.85% A
Ratio of expenses to average net assets after expense reductions	.84% A, E
Ratio of net investment income to average net assets	1.00% A
Portfolio turnover rate	72%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

VIP Growth Opportunities - Service Class 2

Year ended December 31,	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 22.70
Income from Investment Operations
Net investment income E	.01
Net realized and unrealized gain (loss)	(3.34)
Total from investment operations	(3.33)
Less Distributions
From net investment income	(.28) G
From net realized gain	(1.41) G
Total distributions	(1.69)
Net asset value, end of period	$ 17.68
Total Return B, C	(15.74)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 25,827
Ratio of expenses to average net assets	.95% A
Ratio of expenses to average net assets after expense reductions	.93% A, F
Ratio of net investment income to average net assets	.04% A
Portfolio turnover rate	117%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

E Net investment income per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Appendix - continued

VIP High Income - Service Class 2

Year ended December 31,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.140
Income from Investment Operations
Net investment income D	.936
Net realized and unrealized gain (loss)	(3.206)
Total from investment operations	(2.270)
Less Distributions
From net investment income	(.740)
Net asset value, end of period	$ 8.130
Total ReturnB, C	(21.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,742
Ratio of expenses to average net assets	1.01% A
Ratio of net investment income to average net assets	11.04% A
Portfolio turnover rate	68%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total return would have been lower had certain expenses not been reduced during the period shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

VIP Mid Cap - Service Class 2

Year ended December 31,	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 14.82
Income from Investment Operations
Net investment income D	.14
Net realized and unrealized gain (loss)	5.35
Total from investment operations	5.49
Less Distributions
From net investment income	(.06)
In excess of net realized gain	(.05)
Total distributions	(.11)
Net asset value, end of period	$ 20.20
Total Return B, C	37.12%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 73,039
Ratio of expenses to average net assets	.99%A
Ratio of expenses to average net assets after expense reductions	.94%A,F
Ratio of net investment income to average net assets	.76%A
Portfolio turnover rate	245%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

VIP Overseas - Service Class 2

Year ended December 31,	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 26.16
Income from Investment Operations
Net investment income D	.12G
Net realized and unrealized gain (loss)	(3.68)
Total from investment operations	(3.56)
Less Distributions
From net investment income	(.30)
In excess of net investment income	(.06)
From net realized gain	(2.33)
Total distributions	(2.69)
Net asset value, end of period	$ 19.91
Total Return B, C	(15.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 12,351
Ratio of expenses to average net assets	1.15%A
Ratio of expenses to average net assets after expense reductions	1.13%A,F
Ratio of net investment income to average net assets	.58%A
Portfolio turnover rate	136%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the period shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class'expenses.

G Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.04 per share.

Prospectus

Notes

Notes

Notes

Notes

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-3329, 811-5511, and 811-7205

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.753341.100 VIP2NIM5-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class 2

Equity-Income Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class, and compares Initial Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Service Class 2 after Service Class 2 has been in operation for one calendar year.

Year-by-Year Returns

VIP Equity-Income - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	31.44%	16.89%	18.29%	7.07%	35.09%	14.28%	28.11%	11.63%	6.33%	8.42%

During the periods shown in the chart for Initial Class of VIP Equity-Income, the highest return for a quarter was 15.44% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.51% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Equity-Income was -6.04%.

The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP Equity-Income - Initial Class	8.42%	13.51%	17.35%
Russell 3000® Value Index	8.04%	16.48%	17.29%
Lipper Variable Annuity Equity Income Funds Average	6.74%	15.08%	15.80%

The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Russell 3000® Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class 2 of the fund do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Service Class 2
Management fee	0.48%
Distribution and Service (12b-1) fee	0.25%
Other expenses	0.10%
Total annual class operating expensesA	0.83%

A Effective January 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses would have been 0.82%.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class 2's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class 2's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Service Class 2 is the class's NAV. Service Class 2 shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market-timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class 2 is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class 2 shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Equity-Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Stephen Petersen is vice president and manager of VIP Equity-Income, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769%. The individual fund fee rate is 0.20%.

The total management fee for the fiscal year ended December 31, 2000, was 0.48% of the fund's average net assets.

FMR pays FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class 2's shares.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 2 12b-1 fee, for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners.

In addition, the Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class 2.

Because 12b-1 fees are paid out of Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class 2's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Year ended December 31,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 25.18
Income from Investment Operations
Net investment income D	.32
Net realized and unrealized gain (loss)	1.95
Total from investment operations	2.27
Less Distributions
From net investment income	(.43) G
From net realized gain	(1.61) G
Total distributions	(2.04)
Net asset value, end of period	$ 25.41
Total Return B, C	10.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 39,911
Ratio of expenses to average net assets	.83% A
Ratio of expenses to average net assets after expense reductions	.82% A, F
Ratio of net investment income to average net assets	1.41% A
Portfolio turnover rate	22%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity & Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.739198.101 VEI2-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Initial Class

Equity-Income Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares Initial Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Equity-Income - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	31.44%	16.89%	18.29%	7.07%	35.09%	14.28%	28.11%	11.63%	6.33%	8.42%

During the periods shown in the chart for Initial Class of VIP Equity-Income, the highest return for a quarter was 15.44% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.51% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Equity-Income was -6.04%.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP Equity-Income - Initial Class	8.42%	13.51%	17.35%
Russell 3000® Value Index	8.04%	16.48%	17.29%
Lipper Variable Annuity Equity Income Funds Average	6.74%	15.08%	15.80%

Russell 3000® Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Initial Class of the fund do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Initial Class
Management fee	0.48%
Distribution and Service (12b-1) fee	None
Other expenses	0.08%
Total annual class operating expensesA	0.56%

A Effective October 9, 1986, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions ,and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%.This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses would have been 0.55%.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Initial Class is the class's NAV. Initial Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market-timers or investors who in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Initial Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Equity-Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Stephen Petersen is vice president and manager of VIP Equity-Income, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769%. The individual fund fee rate is 0.20%.

The total management fee for the fiscal year ended December 31, 2000, was 0.48% of the fund's average net assets.

FMR pays FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Initial Class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 25.71	$ 25.42	$ 24.28	$ 21.03	$ 19.27
Income from Investment Operations
Net investment income	.40 D	.41 D	.38 D	.36 D	.35
Net realized and unrealized gain (loss)	1.46	1.10	2.31	5.06	2.30
Total from investment operations	1.86	1.51	2.69	5.42	2.65
Less Distributions
From net investment income	(.44) E	(.38)	(.34)	(.36)	(.03)
From net realized gain	(1.61) E	(.84)	(1.21)	(1.81)	(.86)
Total distributions	(2.05)	(1.22)	(1.55)	(2.17)	(.89)
Net asset value, end of period	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Total Return B, C	8.42%	6.33%	11.63%	28.11%	14.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742	$ 6,961,090
Ratio of expenses to average net assets	.56%	.57%	.58%	.58%	.58%
Ratio of expenses to average net assets after expense reductions	.55% A	.56% A	.57% A	.57% A	.56% A
Ratio of net investment income to average net assets	1.68%	1.57%	1.58%	1.65%	1.97%
Portfolio turnover rate	22%	27%	28%	44%	186%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.700555.103 VEII-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class

Equity-Income Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares Service Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Service Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Service Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Equity-Income - Service Class
Calendar Years	1998	1999	2000
	11.54%	6.25%	8.30%

During the periods shown in the chart for Service Class of VIP Equity-Income, the highest return for a quarter was 15.36% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.52% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Service Class of VIP Equity-Income was -6.09%.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Life of classA
VIP Equity-Income - Service Class	8.30%	9.41%
Russell 3000® Value Index	8.04%	10.52%
Lipper Variable Annuity Equity Income Funds Average	6.74%	--

A From November 3, 1997.

Russell 3000® Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class of the fund do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Service Class
Management fee	0.48%
Distribution and Service (12b-1) fee	0.10%
Other expenses	0.08%
Total annual class operating expensesA	0.66%

A Effective November 3, 1997, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses would have been 0.65%.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, and mortgage and other asset-backed securities.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Service Class is the class's NAV. Service Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Equity-Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Stephen Petersen is vice president and manager of VIP Equity-Income, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769%. The individual fund fee rate is 0.20%.

The total management fee for the fiscal year ended December 31, 2000, was 0.48% of the fund's average net assets.

FMR pays FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class's shares.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners. Service Class may pay FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 12b-1 fee, for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners.

In addition, the Service Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class.

Because 12b-1 fees are paid out of Service Class's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income D	.37	.38	.36	.05
Net realized and unrealized gain (loss)	1.46	1.11	2.31	.78
Total from investment operations	1.83	1.49	2.67	.83
Less Distributions
From net investment income	(.43) G	(.38)	(.34)	-
From net realized gain	(1.61) G	(.84)	(1.21)	-
Total distributions	(2.04)	(1.22)	(1.55)	-
Net asset value, end of period	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C	8.30%	6.25%	11.54%	3.54%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Ratio of expenses to average net assets	.66%	.67%	.68%	.68% A
Ratio of expenses to average net assets after expense reductions	.65% F	.66% F	.67% F	.65% A, F
Ratio of net investment income to average net assets	1.58%	1.47%	1.51%	1.63% A
Portfolio turnover rate	22%	27%	28%	44%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.739209.101 VEIS-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class 2

Growth Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	3	Investment Summary
	3	Performance
	4	Operating Expenses
Fund Basics	5	Investment Details
	5	Valuing Shares
Shareholder Information	7	Buying and Selling Shares
	7	Dividends and Capital Gain Distributions
	7	Tax Consequences
Fund Services	8	Fund Management
	8	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the fund's performance from year to year, as represented by the performance of Initial Class, and compares Initial Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Service Class 2 after Service Class 2 has been in operation for one calendar year.

Year-by-Year Returns

VIP Growth - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	45.51%	9.32%	19.37%	-0.02%	35.36%	14.71%	23.48%	39.49%	37.44%	-10.96%

During the periods shown in the chart for Initial Class of VIP Growth, the highest return for a quarter was 24.29% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.29% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Growth was -16.64%.

The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP Growth - Initial Class	-10.96%	19.31%	20.04%
Russell 3000® Growth Index	-22.42%	17.08%	16.85%
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	17.52%

The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Prospectus

Fund Summary - continued

Russell 3000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class 2 of the fund do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Service Class 2
Management fee	0.57%
Distribution and Service (12b-1) fee	0.25%
Other expenses	0.09%
Total annual class operating expensesA	0.91%

A Effective January 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses would have been 0.90%.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Growth Portfolio seeks to achieve capital appreciation.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

Prospectus

Fund Basics - continued

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class 2's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class 2's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Service Class 2 is the class's NAV. Service Class 2 shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class 2 is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class 2 shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Growth is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and it's affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Jennifer Uhrig is vice president and manager of VIP Growth, which she has managed since January 1997. She also manages other Fidelity funds. Since joining Fidelity in 1987, Ms. Uhrig has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2000, was 0.57% of the fund's average net assets.

FMR pays FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class 2's shares.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 2 12b-1 fee, for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners.

In addition, the Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class 2.

Because 12b-1 fees are paid out of Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class 2's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Year ended December 31,	2000 D
Selected Per-Share Data
Net asset value, beginning of period	$ 53.40
Income from Investment Operations
Net investment income (loss) E	(.09)
Net realized and unrealized gain (loss)	(3.86)
Total from investment operations	(3.95)
Less Distributions
From net investment income	(.05)
From net realized gain	(5.97)
Total distributions	(6.02)
Net asset value, end of period	$ 43.43
Total Return B, C	(8.88)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 57,095
Ratio of expenses to average net assets	.91% A
Ratio of expenses to average net assets after expense reductions	.90% A, F
Ratio of net investment income (loss) to average net assets	(.19)% A
Portfolio turnover rate	103%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.739192.101 VG2-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Initial Class

Growth Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares Initial Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Growth - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	45.51%	9.32%	19.37%	-0.02%	35.36%	14.71%	23.48%	39.49%	37.44%	-10.96%

During the periods shown in the chart for Initial Class of VIP Growth, the highest return for a quarter was 24.29% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.29% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Growth was -16.64%.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP Growth - Initial Class	-10.96%	19.31%	20.04%
Russell 3000® Growth Index	-22.42%	17.08%	16.85%
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	17.52%

Prospectus

Fund Summary - continued

Russell 3000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Initial Class of the fund do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

	Initial Class
Management fee	0.57%
Distribution and Service (12b-1) fee	None
Other expenses	0.08%
Total annual class operating expensesA	0.65%

A Effective October 9, 1986, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses would have been 0.64%.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Growth Portfolio seeks to achieve capital appreciation.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

Prospectus

Fund Basics - continued

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Initial Class is the class's NAV. Initial Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Initial Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Growth is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Jennifer Uhrig is vice president and manager of VIP Growth, which she has managed since January 1997. She also manages other Fidelity funds. Since joining Fidelity in 1987, Ms. Uhrig has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2000, was 0.57% of the fund's average net assets.

FMR pays FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Initial Class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 54.93	$ 44.87	$ 37.10	$ 31.14	$ 29.20
Income from Investment Operations
Net investment income	.03 D	.07 D	.08 D	.20D	.22
Net realized and unrealized gain (loss)	(5.27)	15.10	12.85	6.91	3.82
Total from investment operations	(5.24)	15.17	12.93	7.11	4.04
Less Distributions
From net investment income	(.06)	(.08)	(.19)	(.21)	(.08)
From net realized gain	(5.97)	(5.03)	(4.97)	(.94)	(2.02)
Total distributions	(6.03)	(5.11)	(5.16)	(1.15)	(2.10)
Net asset value, end of period	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Total Return B, C	(10.96)%	37.44%	39.49%	23.48%	14.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132	$ 6,086,424
Ratio of expenses to average net assets	.65%	.66%	.68%	.69%	.69%
Ratio of expenses to average net assets after expense reductions	.64% A	.65%A	.66% A	.67% A	.67% A
Ratio of net investment income to average net assets	.07%	.14%	.21%	.58%	.81%
Portfolio turnover rate	103%	84%	123%	113%	81%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

Prospectus

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.700552.103 VGI-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class

Growth Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares Service Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Service Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Service Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Growth - Service Class
Calendar Years	1998	1999	2000
	39.38%	37.29%	-11.05%

During the periods shown in the chart for Service Class of VIP Growth, the highest return for a quarter was 24.26% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.31% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Service Class of VIP Growth was -16.64%.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Life of classA
VIP Growth - Service Class	-11.05%	18.49%
Russell 3000® Growth Index	-22.42%	11.95%
Lipper Variable Annuity Growth Funds Average	-9.22%	--

A From November 3, 1997.

Prospectus

Fund Summary - continued

Russell 3000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class of the fund do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

	Service Class
Management fee	0.57%
Distribution and Service (12b-1) fee	0.10%
Other expenses	0.09%
Total annual class operating expensesA	0.76%

A Effective November 3, 1997, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses would have been 0.74%.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Growth Portfolio seeks to achieve capital appreciation.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class's NAV.

Prospectus

Fund Basics - continued

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Service Class is the class's NAV. Service Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Growth is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and it's affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Jennifer Uhrig is vice president and manager of VIP Growth, which she has managed since January 1997. She also manages other Fidelity funds. Since joining Fidelity in 1987, Ms. Uhrig has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769%. The individual fund fee rate is 0.30%.

The total management fee for the fiscal year ended December 31, 2000, was 0.57% of the fund's average net assets.

FMR pays FMRC for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class's shares.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners. Service Class of the fund may pay FDC a 12b-1fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determines from time to time. Service Class of the fund currently pays FDC a 12b-1 fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 12b-1 fee, for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners.

In addition, the Service Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class.

Because 12b-1 fees are paid out of the class's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) E	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(5.25)	15.07	12.83	.14
Total from investment operations	(5.27)	15.09	12.89	.17
Less Distributions
From net investment income	(.05)	(.08)	(.19)	-
From net realized gain	(5.97)	(5.03)	(4.97)	-
Total distributions	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C	(11.05)%	37.29%	39.38%	.46%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Ratio of expenses to average net assets	.76%	.77%	.80%	.79% A
Ratio of expenses to average net assets after expense reductions	.74% F	.75% F	.75% F	.77% A, F
Ratio of net investment income (loss) to average net assets	(.04)%	.04%	.15%	.70% A
Portfolio turnover rate	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.717999.102 VGS-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class 2

High Income Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class, and compares Initial Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Service Class 2 after Service Class 2 has been in operation for one calendar year.

Year-by-Year Returns

VIP High Income - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	35.08%	23.17%	20.40%	-1.64%	20.72%	14.03%	17.67%	-4.33%	8.25%	-22.54%

During the periods shown in the chart for Initial Class of VIP High Income, the highest return for a quarter was 12.69% (quarter ended March 31, 1992) and the lowest return for a quarter was -14.17% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Initial Class of VIP High Income was -0.16%.

The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP High Income - Initial Class	-22.54%	1.48%	9.86%
Merrill Lynch High Yield Master II Index	-5.12%	4.76%	11.12%
Lipper Variable Annuity High Current Yield Funds Average	-7.03%	4.08%	9.84%

The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

If FMR had not reimbursed certain class expenses during these periods, the fund's Initial Class returns would have been lower.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class 2 of the fund are based on historical expenses. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

	Service Class 2
Management fee	0.58%
Distribution and Service (12b-1) fee	0.25%
Other expenses	0.18%
Total annual class operating expensesA	1.01%

A Effective January 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class 2's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class 2's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Service Class 2 is the class's NAV. Service Class 2 shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class 2 is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class 2 shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP High Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Barry Coffman is vice president and manager of VIP High Income, which he has managed since August 1990. Since joining Fidelity in 1986, Mr. Coffman has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.1268%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2000, was 0.58% of the fund's average net assets.

FMR pays FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class 2's shares.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 2 12b-1 fee, for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners.

In addition, the Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class 2.

Prospectus

Fund Services - continued

Because 12b-1 fees are paid out of Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class 2's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Year ended December 31,	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.140
Income from Investment Operations
Net investment income D	.936
Net realized and unrealized gain (loss)	(3.206)
Total from investment operations	(2.270)
Less Distributions
From net investment income	(.740)
Net asset value, end of period	$ 8.130
Total Return B, C	(21.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,742
Ratio of expenses to average net assets	1.01% A
Ratio of net investment income to average net assets	11.04% A
Portfolio turnover rate	68%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total return would have been lower had certain expenses not been reduced during the period shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

Prospectus

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number 811-3329

Fidelity and Fidelity Investments & (Pyramid) Desgin are trademarks of FMR Corp.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.739199.101 VHI2-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Initial Class

High Income Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares Initial Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP High Income - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	35.08%	23.17%	20.40%	-1.64%	20.72%	14.03%	17.67%	-4.33%	8.25%	-22.54%

During the periods shown in the chart for Initial Class of VIP High Income, the highest return for a quarter was 12.69% (quarter ended March 31, 1992) and the lowest return for a quarter was -14.17% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Initial Class of VIP High Income was -0.16%.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP High Income - Initial Class	-22.54%	1.48%	9.86%
Merrill Lynch High Yield Master II Index	-5.12%	4.76%	11.12%
Lipper Variable Annuity High Current Yield Funds Average	-7.03%	4.08%	9.84%

If FMR had not reimbursed certain class expenses during these periods, the fund's Initial Class returns would have been lower.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Initial Class of the fund are based on historical expenses. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Initial Class
Management fee	0.58%
Distribution and Service (12b-1) fee	None
Other expenses	0.10%
Total annual class operating expensesA	0.68%

A Effective January 1, 1986, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by FMR at any time.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Initial Class is the class's NAV. Initial Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Initial Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP High Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States for the fund.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Barry Coffman is vice president and manager of VIP High Income, which he has managed since August 1990. Since joining Fidelity in 1986, Mr. Coffman has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.1268%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2000, was 0.58% of the fund's average net assets.

FMR pays FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

Prospectus

Fund Services - continued

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Initial Class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.320	$ 11.530	$ 13.580	$ 12.520	$ 12.050
Income from Investment Operations
Net investment income	1.123 D	1.095 D	1.111 D	1.124 D	.927
Net realized and unrealized gain (loss)	(3.513)	(.195)	(1.591)	.936	.643
Total from investment operations	(2.390)	.900	(.480)	2.060	1.570
Less Distributions
From net investment income	(.750)	(1.075) A	(.970)	(.890)	(.920)
From net realized gain	-	(.030) A	(.600)	(.110)	(.180)
In excess of net realized gain	-	(.005) A	-	-	-
Total distributions	(.750)	(1.110)	(1.570)	(1.000)	(1.100)
Net asset value, end of period	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Total Return B, C	(22.54)%	8.25%	(4.33)%	17.67%	14.03%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516	$ 1,588,822
Ratio of expenses to average net assets	.68%	.69%	.70%	.71%	.71%
Ratio of net investment income to average net assets	11.38%	9.80%	9.14%	8.88%	9.09%
Portfolio turnover rate	68%	82%	92%	118%	123%

A The amounts shown reflect certain reclassifications related to book to tax differences.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investments income per share has been calculated based on average shares outstanding during the period.

Prospectus

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number 811-3329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.700554.103 VHII-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class

High Income Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares Service Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Service Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Service Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP High Income - Service Class
Calendar Years	1998	1999	2000
	-4.34%	8.08%	-22.68%

During the periods shown in the chart for Service Class of VIP High Income, the highest return for a quarter was 5.29% (quarter ended March 31, 1998) and the lowest return for a quarter was -14.21% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Service Class of VIP High Income was -0.16%.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Life of classA
VIP High Income - Service Class	-22.68%	-6.42%
Merrill Lynch High Yield Master II Index	-5.12%	0.64%
Lipper Variable Annuity High Current Yield Funds Average	-7.03%	--

A From November 3, 1997.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class of the fund are based on historical expenses. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

	Service Class
Management fee	0.58%
Distribution and Service (12b-1) fee	0.10%
Other expenses	0.10%
Total annual class operating expensesA	0.78%

A Effective November 3, 1997, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield and share price change daily based on changes in interest rates and market conditions and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of information furnished by a pricing service or market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Service Class is the class's NAV. Service Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP High Income is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Barry Coffman is vice president and manager of VIP High Income, which he has managed since August 1990. Since joining Fidelity in 1986, Mr. Coffman has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.1268%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2000, was 0.58% of the fund's average net assets.

FMR pays FMRC, FMR U.K., and FMR Far East for providing sub-advisory services. FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class's shares.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners. Service Class may pay FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 12b-1 fee, for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners.

In addition, the Service Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class.

Prospectus

Fund Services - continued

Because 12b-1 fees are paid out of Service Class's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income D	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(2.400)	.880	(.480)	.190
Less Distributions
From net investment income	(.740)	(1.075) G	(.970)	-
From net realized gain	-	(.030) G	(.600)	-
In excess of net realized gain	-	(.005) G	-	-
Total distributions	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total Return B, C	(22.68)%	8.08%	(4.34)%	1.42%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Ratio of expenses to average net assets	.78%	.79%	.82%	.81% A
Ratio of expenses to average net assets after expense reductions	.78%	.79%	.82%	.80% A, F
Ratio of net investment income to average net assets	11.28%	9.69%	9.51%	10.75% A
Portfolio turnover rate	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number 811-3329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.739215.101 VHIS-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class 2

Money Market Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Service Class 2 after Service Class 2 has been in operation for one calendar year.

VIP Money Market - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	6.09%	3.90%	3.23%	4.25%	5.87%	5.41%	5.51%	5.46%	5.17%	6.30%

During the periods shown in the chart for Initial Class of VIP Money Market, the highest return for a quarter was 1.68% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.78% (quarter ended September 30, 1993).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Money Market was 1.45%.

The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP Money Market - Initial Class	6.30%	5.57%	5.11%

The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Prospectus

Fund Summary - continued

Operating Expenses

The annual class operating expenses provided below for Service Class 2 of the fund are based on historical expenses, adjusted to reflect current fees, and do not reflect the effect of any expense reimbursements. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Service Class 2
Management fee	0.27%
Distribution and Service (12b-1) fee	0.25%
Other expenses	0.46%
Total annual class operating expensesA	0.98%

A Effective January 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.60%. This arrangement may be discontinued by FMR at any time.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

The following factors can significantly affect the fund's performance:

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class 2's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class 2's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Service Class 2 is the class's NAV. Service Class 2 shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class 2 is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions from the fund consist primarily of dividends. The fund normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions, if any, will be automatically reinvested in additional Service Class 2 shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Money Market is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc., had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

FIMM is an affiliate of FMR. As of January 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. The group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.1268%.

The total management fee for the fiscal year ended December 31, 2000, was 0.25% of the fund's average net assets.

For the fiscal period ended December 31, 2000, the fund paid FMR a management fee composed of a group fee, an individual fund fee rate of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class 2's shares.

Service Class 2 has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class 2 is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners. Service Class 2 currently pays FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 2 12b-1 fee, for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners.

In addition, the Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class 2.

Because 12b-1 fees are paid out of Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class 2's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000C
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations
Net investment income	.058
Less Distributions
From net investment income	(.058)
Net asset value, end of period	$ 1.000
Total ReturnB	5.89%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 108
Ratio of expenses to average net assets	.60%A,D
Ratio of net investment income to average net assets	5.94%A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Prospectus

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.739200.101 VMM2-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Initial Class

Money Market Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information illustrates the changes in the fund's performance from year to year. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Money Market - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	6.09%	3.90%	3.23%	4.25%	5.87%	5.41%	5.51%	5.46%	5.17%	6.30%

During the periods shown in the chart for Initial Class of VIP Money Market, the highest return for a quarter was 1.68% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.78% (quarter ended September 30, 1993).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Money Market was 1.45%.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP Money Market - Initial Class	6.30%	5.57%	5.11%

Prospectus

Fund Summary - continued

Operating Expenses

The annual class operating expenses provided below for Initial Class of the fund are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

	Initial Class
Management fee	0.27%
Distribution and Service (12b-1) fee	None
Other expenses	0.08%
Total annual class operating expenses	0.35%

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

The following factors can significantly affect the fund's performance:

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Initial Class is the class's NAV. Initial Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Initial Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions from the fund consist primarily of dividends. The fund normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions, if any, will be automatically reinvested in additional Initial Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Money Market is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc., had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

FIMM is an affiliate of FMR. As of January 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. The group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.1268%.

The total management fee for the fiscal year ended December 31, 2000, was 0.25% of the fund's average net assets.

For the fiscal period ended December 31, 2000, the fund paid FMR a management fee composed of a group fee, an individual fund fee rate of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class.

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Initial Class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.062	.050	.053	.053	.052
Less Distributions
From net investment income	(.062)	(.050)	(.053)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.30%	5.17%	5.46%	5.51%	5.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794	$ 1,126,155
Ratio of expenses to average net assets	.33%	.27%	.30%	.31%	.30%
Ratio of net investment income to average net assets	6.18%	5.06%	5.33%	5.32%	5.28%

F Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

Prospectus

Notes

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.700550.103 VMMI-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class

Money Market Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Service Class after Service Class has been in operation for one calendar year.

Year-by-Year Returns

VIP Money Market - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	6.09%	3.90%	3.23%	4.25%	5.87%	5.41%	5.51%	5.46%	5.17%	6.30%

During the periods shown in the chart for Initial Class of VIP Money Market, the highest return for a quarter was 1.68% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.78% (quarter ended September 30, 1993).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Money Market was 1.45%.

The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class's returns will be lower than Initial Class's returns to the extent that Service Class has higher expenses.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP Money Market - Initial Class	6.30%	5.57%	5.11%

The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class's returns will be lower than Initial Class's returns to the extent that Service Class has higher expenses.

Prospectus

Fund Summary - continued

Operating Expenses

The annual class operating expenses provided below for Service Class of the fund are based on estimated expenses, adjusted to reflect current fees, and do not reflect the effect of any expense reimbursements. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Service Class
Management fee	0.27%
Distribution and Service (12b-1) fee	0.10%
Other expenses	0.12%
Total annual class operating expensesA	0.49%

A Effective July 7, 2000, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.45%. This arrangement may be discontinued by FMR at any time.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect the fund's performance. The fund's yield will change daily based on changes in interest rates and other market conditions. Although the fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

The following factors can significantly affect the fund's performance:

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class's NAV.

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Service Class is the class's NAV. Service Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, the fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the fund. For these purposes, FMR may consider an investor's trading history in the fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions from the fund consist primarily of dividends. The fund normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions, if any, will be automatically reinvested in additional Service Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Money Market is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc., had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for the fund. FIMM is primarily responsible for choosing investments for the fund.

FIMM is an affiliate of FMR. As of January 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. The group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.1268%.

The total management fee for the fiscal year ended December 31, 2000, was 0.25% of the fund's average net assets.

For the fiscal period ended December 31, 2000, the fund paid FMR a management fee composed of a group fee, an individual fund fee rate of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

FMR pays FIMM for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class's shares.

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners. Service Class may pay FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class currently pays FDC a 12b-1 fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 fee rate may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 12b-1 fee, for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners.

In addition, the Service Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class.

Because 12b-1 fees are paid out of Service Class's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000C
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations
Net investment income	.031
Less Distributions
From net investment income	(.031)
Net asset value, end of period	$ 1.000
Total ReturnB	3.06%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Ratio of expenses to average net assets	.45%A,D
Ratio of net investment income to average net assets	6.28% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C For the period July 7, 2000 (commencement of sale of Service Class shares) to December 31, 2000.

D FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

Prospectus

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.741874.101 VMMS-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class 2

Overseas Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year, as represented by the performance of Initial Class, and compares Initial Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Performance history will be available for Service Class 2 after Service Class 2 has been in operation for one calendar year.

Year-by-Year Returns

VIP Overseas - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	8.00%	-10.72%	37.35%	1.72%	9.74%	13.15%	11.56%	12.81%	42.55%	-19.07%

During the periods shown in the chart for Initial Class of VIP Overseas, the highest return for a quarter was 24.78% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.65% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Overseas was -11.10%.

The returns shown above are for Initial Class of VIP Overseas, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP Overseas - Initial Class	-19.07%	10.44%	9.28%
Morgan Stanley Capital International Europe, Australasia, far East Index	-14.01%	7.31%	8.34%
Lipper Variable Annuity International Funds Average	-14.72%	10.15%	10.49%

The returns shown above are for Initial Class of VIP Overseas, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.

Prospectus

Fund Summary - continued

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 2000, the index included over 893 equity securities of companies domiciled in 20 countries.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class 2 of the fund do not reflect the effect of any reductions of certain expenses during the period. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Service Class 2
Management fee	0.72%
Distribution and Service (12b-1) fee	0.25%
Other expenses	0.18%
Total annual class operating expensesA	1.15%

A Effective January 12, 2000 FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.75%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses would have been 1.13%.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Overseas Portfolio seeks long-term growth of capital.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class 2's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class 2's NAV.

Prospectus

Fund Basics - continued

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Service Class 2 is the class's NAV. Service Class 2 shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class 2 is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class 2 shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Overseas is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC) had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2000, FIIA had approximately $6.5 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for the fund. As of September 28, 2000, FIIA(U.K.)L had approximately $4.1 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Richard Mace is vice president and manager of VIP Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2000, was 0.72% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class 2 shares.

Service Class 2 of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class 2 of the fund is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners. Service Class 2 of the fund currently pays FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets throughout the month.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 2 12b-1 fee, for providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners.

Prospectus

Fund Services - continued

In addition, the Service Class 2 plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class 2 shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class 2.

Because 12b-1 fees are paid out of Service Class 2's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class 2's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Year ended December 31,	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 26.16
Income from Investment Operations
Net investment income D	.12G
Net realized and unrealized gain (loss)	(3.68)
Total from investment operations	(3.56)
Less Distributions
From net investment income	(.30)
In excess of net investment income	(.06)
From net realized gain	(2.33)
Total distributions	(2.69)
Net asset value, end of period	$ 19.91
Total Return B, C	(15.50)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 12,351
Ratio of expenses to average net assets	1.15%A
Ratio of expenses to average net assets after expense reductions	1.13%A,F
Ratio of net investment income to average net assets	.58%A
Portfolio turnover rate	136%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the period shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period January 12, 2000 (commencement of sale of Service Class 2 shares) to December 31, 2000.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class'expenses.

G Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.04 per share.

Prospectus

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity Investments & (Pyramid) Design and Fidelity are registered trademarks of FMR Corp.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.739193.101 VO2-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Initial Class

Overseas Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares Initial Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Initial Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Overseas - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	8.00%	-10.72%	37.35%	1.72%	9.74%	13.15%	11.56%	12.81%	42.55%	-19.07%



During the periods shown in the chart for Initial Class of VIP Overseas, the highest return for a quarter was 24.78% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.65% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Overseas was -11.10%.

Average Annual Returns

For the period ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years
VIP Overseas - Initial Class	-19.07%	10.44%	9.28%
Morgan Stanley Capital International Europe, Australasia and Far East Index	-14.01%	7.31%	8.34%
Lipper Variable Annuity International Funds Average	-14.72%	10.15%	10.49%

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 2000, the index included over 893 equity securities of companies domiciled in 20 countries.

Prospectus

Fund Summary - continued

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Initial Class of the fund do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

	Initial Class
Management fee	0.72%
Distribution and Service (12b-1) fee	None
Other expenses	0.17%
Total annual class operating expensesA	0.89%

A Effective January 28, 1987, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.50%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses would have been 0.87%.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Overseas Portfolio seeks long-term growth of capital.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing the Initial Class's NAV.

Prospectus

Fund Basics - continued

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Initial Class is the class's NAV. Initial Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Initial Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Overseas is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is the fund's manager.

As of January 31, 2001, FMR and its affiliate FMR Co., Inc. (FMRC) had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for the fund As of September 28, 2000, FIIA had approximately $6.5 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for the fund. As of September 28, 2000, FIIA(U.K.)L had approximately $4.1 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

FMRC serves as a sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Richard Mace is vice president and manager of VIP Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2000, was 0.72% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

Initial Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees has authorized such payments for Initial Class.

Prospectus

Fund Services - continued

If payments made by FMR to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Initial Class's financial history for the past 5 years. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 27.44	$ 20.06	$ 19.20	$ 18.84	$ 17.06
Income from Investment Operations
Net investment incomeD	.19A	.24	.23	.30	.32 E
Net realized and unrealized gain (loss)	(4.93)	7.95	2.13	1.70	1.88
Total from investment operations	(4.74)	8.19	2.36	2.00	2.20
Less Distributions
From net investment income	(.31)	(.31)	(.38)	(.33)	(.20)
In excess of net investment income	(.06)	-	-	-	-
From net realized gain	(2.33)	(.50)	(1.12)	(1.31)	(.22)
 Total distributions	(2.70)	(.81)	(1.50)	(1.64)	(.42)
Net asset value, end of period	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Total ReturnB,C	(19.07)%	42.55%	12.81%	11.56%	13.15%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322	$ 1,667,601
Ratio of expenses to average net assets	.89%	.91%	.91%	.92%	.93%
Ratio of expenses to average net assets after expense reductions	.87%F	.87%F	.89% F	.90% F	.92% F
Ratio of net investment income to average net assets	.84%	1.10%	1.19%	1.55%	1.84%
Portfolio turnover rate	136%	78%	84%	67%	92%

A Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.04 per share.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity Investments & (Pyramid) Design and Fidelity are registered trademarks of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.700553.103 VOI-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. The fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If the fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class

Overseas Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in the fund's performance from year to year and compares Service Class's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns for Service Class of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Service Class of the fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Overseas - Service Class
Calendar Years	1998	1999	2000
	12.69%	42.44%	-19.18%



During the periods shown in the chart for Service Class of VIP Overseas, the highest return for a quarter was 24.78% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.66% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Service Class of VIP Overseas was -11.08%.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Life of classA
VIP Overseas - Service Class	-19.18%	8.30%
Morgan Stanley Capital International Europe, Australasia and Far East Index	-14.01%	8.60%
Lipper Variable Annuity International Funds Average	-14.72%	--

A From November 3, 1997.

Prospectus

Fund Summary - continued

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 2000, the index included over 893 equity securities of companies domiciled in 20 countries.

The Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class of the fund do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

Service Class
Management fee	0.72%
Distribution and Service (12b-1) fee	0.10%
Other expenses	0.17%
Total annual class operating expensesA	0.99%

A Effective November 3, 1997, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement may be discontinued by FMR at any time.

A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses would have been 0.97%.

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Principal Investment Risks

Many factors affect the fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect the fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect the fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policy discussed below is fundamental, that is, subject to change only by shareholder approval.

VIP Overseas Portfolio seeks long-term growth of capital.

Valuing Shares

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). The fund's assets are valued as of this time for the purpose of computing Service Class's NAV.

Prospectus

Fund Basics - continued

To the extent that the fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The fund's assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the fund can buy or sell shares of the fund.

The price to buy one share of Service Class is the class's NAV. Service Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class is the class's NAV.

If appropriate to protect shareholders, the fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect the fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of the fund.

The fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. The fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees the fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Prospectus

Fund Services

Fund Management

VIP Overseas is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

As of January 31, 2001, FMR and it's affiliate, FMR Co., Inc. (FMRC) had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for the fund. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for the fund. As of September 28, 2000, FIIA had approximately $6.5 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for the fund. As of September 28, 2000, FIIA(U.K.)L had approximately $4.1 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

FMRC serves as sub-adviser for the fund. FMRC is primarily responsible for choosing investments for the fund.

Richard Mace is vice president and manager of VIP Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52%, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769%. The individual fund fee rate is 0.45%.

The total management fee for the fiscal year ended December 31, 2000, was 0.72% of the fund's average net assets.

FMR pays FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class's shares.

Service Class of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class of the fund is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners. Service Class of the fund may pay FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class of the fund currently pays FDC a 12b-1 fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

Prospectus

Fund Services - continued

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 12b-1 fee, for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners.

In addition, the Service Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class.

Because 12b-1 fees are paid out of the Service Class's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights table is intended to help you understand Service Class's financial history for the period of the class's operation. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the fund's financial highlights and financial statements, are included in the fund's annual report. A free copy of the annual report is available upon request.

Selected Per-Share Data and Ratios

Years ended December 31,	2000	1999	1998	1997E
Selected Per-Share Data
Net asset value, beginning of period	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment incomeD	.17G	.22	.15	.01
Net realized and unrealized gain (loss)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(4.76)	8.16	2.34	(.16)
Less Distributions
From net investment income	(.30)	(.31)	(.38)	-
In excess of net investment income	(.06)	-	-	-
From net realized gain	(2.33)	(.50)	(1.12)	-
Total distributions	(2.69)	(.81)	(1.50)	-
Net asset value, end of period	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total ReturnB,C	(19.18)%	42.44%	12.69%	(0.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 257,257	$ 144,371	$ 34,720	$ 931
Ratio of expenses to average net assets	.99%	1.01%	1.01%	1.02%A
Ratio of expenses to average net assets after expense reductions	.97% F	.98% F	.97% F	1.01%A,F
Ratio of net investment income to average net assets	.74%	1.00%	.80%	.31%A
Portfolio turnover rate	136%	78%	84%	67%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.04 per share.

Prospectus

Notes

Notes

You can obtain additional information about the fund. The fund's SAI includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-888-622-3175.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-3329

Fidelity Investments & (Pyramid) Design and Fidelity are registered trademarks of FMR Corp.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.723526.102 VOS-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Initial Class

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Mid Cap Portfolio

Money Market Portfolio

Overseas Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here><Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information About the Standard & Poor'sSM 500 Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Prospectus

Fund Summary - continued

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value it believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 SM Index (S&P 500®).

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.

Prospectus

Fund Summary - continued

  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP High Income Portfolio seeks a high level of current income while also considering growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

Bankers Trust Company (BT)'s principal investment strategies include:

  Normally investing at least 80% of assets in common stocks included in the S&P 500.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book ratio, and earnings growth.
  Lending securities to earn income for the fund.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Prospectus

Fund Summary - continued

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).
  Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2000, was the Lehman Brothers Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

When a Shareholder sells shares of the fund, they could be worth or less than what the shareholder paid for them.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Prospectus

Fund Summary - continued

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in each fund's performance from year to year, compares the performance of Initial Class of each fund (other than VIP Money Market) to the performance of a market index over various periods of time, and compares the performance of Initial Class of each fund (other than VIP Asset Manager, VIP Asset Manager: Growth, and VIP Money Market) to an average of the performance of similar funds over various periods of time. Initial Class of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced also compares its performance to the performance of a combination of market indexes over various periods of time. Returns for Initial Class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Asset Manager - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	22.56%	11.71%	21.23%	-6.09%	16.96%	14.60%	20.65%	15.05%	11.09%	-3.87%

During the periods shown in the chart for Initial Class of VIP Asset Manager, the highest return for a quarter was 12.80% (quarter ended December 31, 1998) and the lowest return for a quarter was -6.67% (quarter ended September 30, 1998).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Asset Manager was -6.59%.

Prospectus

Fund Summary - continued

VIP Asset Manager: Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	20.04%	25.07%	17.57%	15.26%	-12.47%

During the periods shown in the chart for Initial Class of VIP Asset Manager: Growth, the highest return for a quarter was 17.69% (quarter ended December 31, 1998) and the lowest return for a quarter was -10.12% (quarter ended September 30, 1998).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Asset Manager: Growth was -10.34%.

VIP Balanced - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	9.98%	22.18%	17.64%	4.55%	-4.30%

During the periods shown in the chart for Initial Class of VIP Balanced, the highest return for a quarter was 11.83% (quarter ended June 30, 1997) and the lowest return for a quarter was -5.79% (quarter ended September 30, 1998).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Balanced was -5.02%.

VIP Contrafund - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	21.22%	24.14%	29.98%	24.25%	-6.58%

During the periods shown in the chart for Initial Class of VIP Contrafund, the highest return for a quarter was 23.56% (quarter ended December 31, 1998) and the lowest return for a quarter was -9.89 (quarter ended September 30, 1998).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Contrafund was -13.07%.

Prospectus

Fund Summary - continued

VIP Equity-Income - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	31.44%	16.89%	18.29%	7.07%	35.09%	14.28%	28.11%	11.63%	6.33%	8.42%

During the periods shown in the chart for Initial Class of VIP Equity-Income, the highest return for a quarter was 15.44% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.51% (quarter ended September 30, 1998).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Equity Income was -6.04%.

VIP Growth - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	45.51%	9.32%	19.37%	-0.02%	35.36%	14.71%	23.48%	39.49%	37.44%	-10.96%

During the periods shown in the chart for Initial Class of VIP Growth, the highest return for a quarter was 24.29% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.29% (quarter ended December 31, 2000).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Growth was -16.64%.

VIP Growth & Income - Initial Class
Calendar Years	1997	1998	1999	2000
	30.09%	29.59%	9.17%	-3.62%

During the periods shown in the chart for Initial Class of VIP Growth & Income, the highest return for a quarter was 20.97% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.37% (quarter ended September 30, 1998).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Growth & Income was -10.06%.

Prospectus

Fund Summary - continued

VIP Growth Opportunities - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	18.27%	29.95%	24.61%	4.27%	-17.07%

During the periods shown in the chart for Initial Class of VIP Growth Opportunities, the highest return for a quarter was 20.74% (quarter ended December 31, 1998) and the lowest return for a quarter was -11.08% (quarter ended December 31, 2000).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Growth Opportunities was -15.21%.

VIP High Income - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	35.08%	23.17%	20.40%	-1.64%	20.72%	14.03%	17.67%	-4.33%	8.25%	-22.54%

During the periods shown in the chart for Initial Class of VIP High Income, the highest return for a quarter was 12.69% (quarter ended March 31, 1992) and the lowest return for a quarter was -14.17% (quarter ended December 31, 2000).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP High Income was -0.16%.

VIP Index 500 - Initial Class
Calendar Years	1993	1994	1995	1996	1997	1998	1999	2000
	9.74%	1.04%	37.19%	22.71%	32.83%	28.31%	20.52%	-9.30%

During the periods shown in the chart for Initial Class of VIP Index 500, the highest return for a quarter was 21.36% (quarter ended December 31, 1998) and the lowest return for a quarter was -9.96% (quarter ended September 30, 1998).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Index 500 was -11.94%.

Prospectus

Fund Summary - continued

VIP Investment Grade Bond - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	16.38%	6.65%	10.96%	-3.76%	17.32%	3.19%	9.06%	8.85%	-1.05%	11.22%

During the periods shown in the chart for Initial Class of VIP Investment Grade Bond, the highest return for a quarter was 6.23% (quarter ended June 30, 1995) and the lowest return for a quarter was -2.80% (quarter ended March 31, 1994).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Investment Grade Bond was 3.09%.

VIP Mid Cap - Initial Class
Calendar Years	1999	2000
	49.04%	33.78%

During the periods shown in the chart for Initial Class of VIP Mid Cap, the highest return for a quarter was 32.12% (quarter ended December 31, 1999) and the lowest return for a quarter was -1.27% (quarter ended September 30, 1999).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Mid Cap was -10.02%.

VIP Money Market - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	6.09%	3.90%	3.23%	4.25%	5.87%	5.41%	5.51%	5.46%	5.17%	6.30%

During the periods shown in the chart for Initial Class of VIP Money Market, the highest return for a quarter was 1.68% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.78% (quarter ended September 30, 1993).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Money Market was 1.45%.

Prospectus

Fund Summary - continued

VIP Overseas - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	8.00%	-10.72%	37.35%	1.72%	9.74%	13.15%	11.56%	12.81%	42.55%	-19.07%

During the periods shown in the chart for Initial Class of VIP Overseas, the highest return for a quarter was 24.78% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.65% (quarter ended September 30, 1998).

The year-to-date return as of date of most recent calendar quarter March 31, 2001 for Initial Class of VIP Overseas was -11.1%.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Asset Manager - Initial Class	-3.87%	11.18%	11.97%
S&P 500	-9.10%	18.33%	17.46%
Fidelity Asset Manager Composite Index	0.58%	12.07%	11.47%
VIP Asset Manager: Growth - Initial Class	-12.47%	12.23%	13.97%A
S&P 500	-9.10%	18.33%	21.35%A
Fidelity Asset Manager: Growth Composite Index	-3.29%	14.64%	16.87%A
VIP Balanced - Initial Class	-4.30%	9.60%	10.32%A
S&P 500	-9.10%	18.33%	21.35%A
Lipper Variable Annuity Balanced Funds Average	2.25%	11.32%	--
Fidelity Balanced 60/40 Composite Index	-1.00%	13.78%	16.31%A
VIP Contrafund - Initial Class	-6.58%	17.82%	21.23%A
S&P 500	-9.10%	18.33%	21.35%A
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	--
VIP Equity-Income - Initial Class	8.42%	13.51%	17.35%
Russell 3000 Value Index	8.04%	16.48%	17.29%
Lipper Variable Annuity Equity Income Funds Average	6.74%	15.08%	15.80%
VIP Growth - Initial Class	-10.96%	19.31%	20.04%
Russell 3000 Growth Index	-22.42%	17.08%	16.85%
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	17.52%
VIP Growth & Income - Initial Class	-3.62%	--	15.10%B
S&P 500	-9.10%	--	17.20%B
Lipper Variable Annuity Growth & Income Funds Average	1.15%	--	--
VIP Growth Opportunities - Initial Class	-17.07%	10.62%	14.01%A
S&P 500	-9.10%	18.33%	21.35%A
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	--
For the periods ended December 31, 2000	Past 1 year	[Past 5 years]	Past 10 years/Life of class
VIP High Income - Initial Class	-22.54%	1.48%	9.86%
Merrill Lynch High Yield Master II Index	-5.12%	4.76%	11.12%
Lipper Variable Annuity High Current Yield Funds Average	-7.03%	4.08%	9.84%
VIP Index 500 - Initial Class	-9.30%	17.98%	16.95%C
S&P 500	-9.10%	18.33%	17.30%C
Lipper Variable Annuity S&P 500 Index Objective Funds Average	-9.32%	17.98%	--
VIP Investment Grade Bond - Initial Class	11.22%	6.15%	7.68%
Lehman Brothers Aggregate Bond Index	11.63%	6.46%	7.96%
Lipper Variable Annuity Intermediate Investment Grade Debt Funds Average	9.51%	5.58%	7.50%
VIP Mid Cap - Initial Class	33.78%	--	43.09%D
S&P MidCap 400	17.51%	--	19.12%D
Lipper Variable Annuity MidCap Funds Average	5.21%	--	--
VlP Money Market - Initial Class	6.30%	5.57%	5.11%
VIP Overseas - Initial Class	-19.07%	10.44%	9.28%
Morgan Stanley Capital International Europe, Australasia, and Far East Index	-14.01%	7.31%	8.34%
Lipper Variable Annuity International Funds Average	-14.72%	10.15%	10.49%

A From January 3, 1995.

B From December 31, 1996.

C From August 27, 1992.

D From December 28, 1998.

If FMR had not reimbursed certain class expenses during these periods, VIP Asset Manager: Growth's, VIP Balanced's, VIP Growth's & Income's, VIP Growth Opportunities', VIP High Income's, VIP Index 500's, VIP Investment Grade Bond's, and VIP Mid-Cap's Initial Class returns would have been lower.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

Russell 3000® Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations.

Russell 3000 Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks.

Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE®) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 2000, the index included over 893 equity securities of companies domiciled in 20 countries.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Prospectus

Fund Summary - continued

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Initial Class of each fund (other than VIP Asset Manager, VIP Investment Grade Bond, VIP High Income, VIP Index 500, and VIP Money Market) do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses provided below for Initial Class of VIP Index 500 do not reflect the effect of any expense reimbursements during the period. The annual class operating expenses provided below for Initial Class of VIP Asset Manager, VIP Investment Grade Bond, and VIP High Income are based on historical expenses. The annual class operating expenses provided below for Initial Class of VIP Money Market are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

		Initial Class
VIP Asset Manager	Management fee	0.53%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.08%
	Total annual class operating expensesA	0.61%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.69%
VIP Balanced	Management fee	0.43%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.15%
	Total annual class operating expensesA	0.58%
VIP Contrafund	Management fee	0.57%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.66%
VIP Equity-Income	Management fee	0.48%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.08%
	Total annual class operating expensesA	0.56%
VIP Growth	Management fee	0.57%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.08%
	Total annual class operating expensesA	0.65%
VIP Growth & Income	Management fee	0.48%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.58%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.68%
VIP High Income	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.68%
VIP Index 500	Management fee	0.24%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.33%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.54%
VIP Mid Cap	Management fee	0.57%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.17%
	Total annual class operating expensesA	0.74%
VIP Money Market	Management fee	0.27%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.08%
	Total annual class operating expenses	0.35%
VIP Overseas	Management fee	0.72%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.17%
	Total annual class operating expensesA	0.89%

A FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

Prospectus

Fund Summary - continued

	Initial Class	Effective Date
VIP Asset Manager	1.25%	1/1/90
VIP Asset Manager: Growth	1.00%	1/3/95
VIP Balanced	1.50%	1/3/95
VIP Contrafund	1.00%	1/3/95
VIP Equity-Income	1.50%	10/9/86
VIP Growth	1.50%	10/9/86
VIP Growth & Income	1.00%	12/31/96
VIP Growth Opportunities	1.50%	1/3/95
VIP High Income	1.00%	1/1/86
VIP Index 500	0.28%	4/18/97
VIP Investment Grade Bond	0.80%	12/5/88
VIP Mid Cap	1.00%	12/29/98
VIP Overseas	1.50%	1/28/87

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Asset Manager: Growth - Initial Class	0.68%
VIP Balanced - Initial Class	0.56%
VIP Contrafund - Initial Class	0.63%
VIP Equity-Income - Initial Class	0.55%
VIP Growth - Initial Class	0.64%
VIP Growth & Income - Initial Class	0.57%
VIP Growth Opportunities - Initial Class	0.66%
VIP Mid Cap - Initial Class	0.69%
VIP Overseas - Initial Class	0.87%

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income while also considering growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

BT normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P 500. BT may use statistical sampling techniques to attempt to replicate the returns of the S&P 500. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, price/book ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

BT may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

BT may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If BT's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests the fund's assets in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 2000, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of December 31, 2000, the dollar-weighted average maturity of the fund and the index was approximately 9.20 and 8.41 years, respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. As of December 31, 2000, the S&P MidCap 400 included companies with capitalizations between $102.5 million and $13.2 billion. The size of companies in the S&P MidCap 400 changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

A fund's (other than a money market fund) share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of a fund, they could be worth more or less than what the shareholder paid for them.

Prospectus

Fund Basics - continued

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, the securities of issuers in the financial services sector, and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Prospectus

Fund Basics - continued

In response to market, economic, political, or other conditions, FMR or BT may temporarily use a different investment strategy for defensive purposes. If FMR or BT does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

VIP Overseas Portfolio seeks long-term growth of capital.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the funds can buy or sell shares of the funds.

The price to buy one share of Initial Class is the class's NAV. Initial Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of the fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly a fund may reject any purchase orders, particularity from market timers or investors who, in FMR's opinion, have a pattern of short-term excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investors trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Initial Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect a fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Each fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, and VIP Overseas normally pays dividends and capital gain distributions at least annually, in February.

Distributions from VIP Money Market consist primarily of dividends. VIP Money Market normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of January 31, 2001, FMR and its affiliate FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing investments for each fund (except VIP Index 500) and handling each fund's business affairs.

BT serves as a sub-adviser and the custodian for VIP Index 500. Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as sub-adviser for the fund. The sub-adviser chooses VIP Index 500's investments and places orders to buy and sell the fund's investments.

BT and DAMI are both wholly-owned indirect subsidiaries of Deutsche Bank AG. As of January 31, 2001, BT had approximately $221.2 billion in discretionary assets under management and as of December 31, 2000, DAMI had approximately $17.6 billion in discretionary assets under management.

BT's and DAMI's principal offices are at 130 Liberty Street, New York, New York 10006.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for VIP Overseas. As of September 28, 2000, FIIA had approximately $6.5 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for VIP Overseas. As of September 28, 2000, FIIA(U.K.)L had approximately $4.1 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited. (FIJ) in Tokyo, Japan, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas. FIJ may provide investment research and advice on issuers based outside of the United States for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, and VIP Mid Cap.

(circle7) Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for VIP Investment Grade Bond and VIP Money Market. FIMM is primarily responsible for choosing investments for VIP Investment Grade Bond and VIP Money Market. FIMM also serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FIMM is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced.

FIMM is an affiliate of FMR. As of January 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

FMRC serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Mid Cap, and VIP Overseas. FMRC is primarily responsible for choosing investments for VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMRC is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FMRC may provide investment advisory services for VIP Index 500.

John Avery is vice president and manager of VIP Balanced, which he has managed since January 1998. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Avery has worked as a research analyst and manager.

Barry Coffman is vice president and manager of VIP High Income, which he has managed since August 1990. Since joining Fidelity in 1986, Mr. Coffman has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as a research analyst and manager.

Bettina Doulton is vice president and manager of VIP Growth Opportunities, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst, and manager.

Prospectus

Fund Services - continued

David Felman is vice president and manager of VIP Mid Cap, which he has managed since August 1999. He also manages other Fidelity funds. Since joining Fidelity in 1993, Mr. Felman has worked as a research analyst and manager.

Kevin Grant is vice president and manager of VIP Balanced and VIP Investment Grade Bond, which he has managed since March 1996 and February 1997, respectively. Mr. Grant manages the fixed-income investments for VIP Balanced. He also manages other Fidelity funds. Mr. Grant joined Fidelity in 1993 as a portfolio manager.

Bart Grenier is vice president and manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since May 2000. Since joining Fidelity in 1991, Mr. Grenier has worked as a senior analyst and research director.

Richard Mace is vice president and manager of VIP Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

Stephen Petersen is vice president and manager of VIP Equity-Income, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as a research analyst and manager.

Louis Salemy is vice president and manager of VIP Growth & Income, which he has managed since September 1998. He also manages another Fidelity fund. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

Jennifer Uhrig is vice president and manager of VIP Growth, which she has managed since January 1997. She also manages other Fidelity funds. Since joining Fidelity in 1987, Ms. Uhrig has worked as a research analyst and manager.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

VIP Index 500's annual management fee rate is 0.24% of its average net assets.

For VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Mid Cap, and VIP Overseas, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The monthly management fee for VIP Money Market is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For VIP Money Market the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, and VIP Overseas or 0.37% for VIP High Income, VIP Investment Grade Bond, and VIP Money Market, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769% for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, and VIP Overseas and the group fee rate was 0.1268% for VIP High Income, VIP Investment Grade Bond, and VIP Money Market. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income and VIP Growth & Income; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Growth, VIP Growth Opportunities, VIP Investment Grade Bond, and VIP Mid Cap; and 0.45% for VIP High Income and VIP Overseas.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2000, for each fund is shown in the table below.

Total Management Fee
VIP Asset Manager	0.53%
VIP Asset Manager: Growth	0.58%
VIP Balanced	0.43%
VIP Contrafund	0.57%
VIP Equity-Income	0.48%
VIP Growth	0.57%
VIP Growth & Income	0.48%
VIP Growth Opportunities	0.58%
VIP High Income	0.58%
VIP Investment Grade Bond	0.43%
VIP Mid Cap	0.57%
VIP Money Market	0.25%A
VIP Overseas	0.72%

A For the fiscal year ended December 31, 2000, VIP Money Market paid FMR a management fee composed of a group fee, an individual fund fee rate of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

Prospectus

Fund Services - continued

FMR pays FIMM, FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR pays BT for providing investment management and custodial services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2001, approximately 41.15%, 36.18%, and 28.59% of VIP Balanced's, VIP Growth & Income's, and VIP Index 500's total outstanding shares, respectively, were held by FMR affiliate.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

Initial Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

BT may allocate brokerage transactions in a manner that takes into account the sale of shares of VIP Index 500, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Initial Class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions).This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP High Income, VIP Mid Cap, VIP Money Market and VIP Overseas) and Deloitte & Touche LLP (for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, and VIP Investment Grade Bond), independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Asset Manager - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 18.67	$ 18.16	$ 18.01	$ 16.93	$ 15.79
Income from Investment Operations
Net investment income	.62 D	.59 D	.59 D	.57 D	.63
Net realized and unrealized gain (loss)	(1.30)	1.28	1.84	2.58	1.55
Total from investment operations	(.68)	1.87	2.43	3.15	2.18
Less Distributions
From net investment income	(.60) E	(.60)	(.57)	(.59)	(.57)
From net realized gain	(1.38) E	(.76)	(1.71)	(1.48)	(.47)
Total distributions	(1.98)	(1.36)	(2.28)	(2.07)	(1.04)
Net asset value, end of period	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Total Return B, C	(3.87)%	11.09%	15.05%	20.65%	14.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937	$ 3,641,194
Ratio of expenses to average net assets	.61%	.63%	.64%	.65%	.74%
Ratio of expenses to average net assets after expense reductions	.61%	.62% A	.63% A	.64% A	.73% A
Ratio of net investment income to average net assets	3.73%	3.36%	3.46%	3.43%	3.60%
Portfolio turnover rate	76%	94%	113%	101%	168%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Appendix - continued

VIP Asset Manager: Growth - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 17.03	$ 16.36	$ 13.10	$ 11.77
Income from Investment Operations
Net investment income	.42 D	.40 D	.41 D	.36 D	.21
Net realized and unrealized gain (loss)	(2.52)	2.04	2.19	2.92	2.08
Total from investment operations	(2.10)	2.44	2.60	3.28	2.29
Less Distributions
From net investment income	(.37)	(.41)	(.34)	-	(.21)
From net realized gain	(1.50)	(.68)	(1.59)	(.02)	(.75)
Total distributions	(1.87)	(1.09)	(1.93)	(.02)	(.96)
Net asset value, end of period	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Total Return B, C	(12.47)%	15.26%	17.57%	25.07%	20.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 482,165	$ 580,555	$ 528,874	$ 483,231	$ 253,024
Ratio of expenses to average net assets	.69%	.71%	.73%	.77%	.87%
Ratio of expenses to average net assets after expense reductions	.68% A	.70% A	.72% A	.76% A	.85% A
Ratio of net investment income to average net assets	2.61%	2.38%	2.60%	2.44%	2.63%
Portfolio turnover rate	147%	92%	98%	90%	120%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

VIP Balanced - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 16.11	$ 14.58	$ 12.23	$ 11.17
Income from Investment Operations
Net investment income	.48 D	.45 D	.44 D	.44 D	.33
Net realized and unrealized gain (loss)	(1.15)	.24	2.00	2.22	.78
Total from investment operations	(.67)	.69	2.44	2.66	1.11
Less Distributions
From net investment income	(.48)	(.37)	(.36)	(.31)	(.01)
From net realized gain	(.35)	(.43)	(.55)	-	(.04)
In excess of net realized gain	(.05)	-	-	-	-
Total distributions	(.88)	(.80)	(.91)	(.31)	(.05)
Net asset value, end of period	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Total Return B, C	(4.30)%	4.55%	17.64%	22.18%	9.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 250,802	$ 325,371	$ 307,681	$ 214,538	$ 103
Ratio of expenses to average net assets	.58%	.57%	.59%	.61%	.72%
Ratio of expenses to average net assets after expense reductions	.56% A	.55% A	.58% A	.60% A	.71% A
Ratio of net investment income to average net assets	3.18%	2.87%	2.94%	3.28%	3.63%
Portfolio turnover rate	126%	108%	94%	98%	163%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

Prospectus

Appendix - continued

VIP Contrafund - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 29.15	$ 24.44	$ 19.94	$ 16.56	$ 13.79
Income from Investment Operations
Net investment income	.17 D	.12 D	.13 D	.16 D	.14
Net realized and unrealized gain (loss)	(1.84)	5.59	5.54	3.73	2.76
Total from investment operations	(1.67)	5.71	5.67	3.89	2.90
Less Distributions
From net investment income	(.11) E	(.12)	(.14)	(.14)	-
From net realized gain	(3.62) E	(.88)	(1.03)	(.37)	(.13)
Total distributions	(3.73)	(1.00)	(1.17)	(.51)	(.13)
Net asset value, end of period	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Total Return B, C	(6.58)%	24.25%	29.98%	24.14%	21.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868	$ 2,394,103
Ratio of expenses to average net assets	.66%	.67%	.70%	.71%	.74%
Ratio of expenses to average net assets after expense reductions	.63% A	.65% A	.66% A	.68% A	.71% A
Ratio of net investment income to average net assets	.69%	.48%	.62%	.90%	1.33%
Portfolio turnover rate	177%	172%	201%	142%	178%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences.

VIP Equity-Income - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 25.71	$ 25.42	$ 24.28	$ 21.03	$ 19.27
Income from Investment Operations
Net investment income	.40 D	.41 D	.38 D	.36 D	.35
Net realized and unrealized gain (loss)	1.46	1.10	2.31	5.06	2.30
Total from investment operations	1.86	1.51	2.69	5.42	2.65
Less Distributions
From net investment income	(.44) E	(.38)	(.34)	(.36)	(.03)
From net realized gain	(1.61) E	(.84)	(1.21)	(1.81)	(.86)
Total distributions	(2.05)	(1.22)	(1.55)	(2.17)	(.89)
Net asset value, end of period	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Total Return B, C	8.42%	6.33%	11.63%	28.11%	14.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742	$ 6,961,090
Ratio of expenses to average net assets	.56%	.57%	.58%	.58%	.58%
Ratio of expenses to average net assets after expense reductions	.55% A	.56% A	.57% A	.57% A	.56% A
Ratio of net investment income to average net assets	1.68%	1.57%	1.58%	1.65%	1.97%
Portfolio turnover rate	22%	27%	28%	44%	186%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Appendix - continued

VIP Growth - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 54.93	$ 44.87	$ 37.10	$ 31.14	$ 29.20
Income from Investment Operations
Net investment income	.03 D	.07 D	.08 D	.20D	.22
Net realized and unrealized gain (loss)	(5.27)	15.10	12.85	6.91	3.82
Total from investment operations	(5.24)	15.17	12.93	7.11	4.04
Less Distributions
From net investment income	(.06)	(.08)	(.19)	(.21)	(.08)
From net realized gain	(5.97)	(5.03)	(4.97)	(.94)	(2.02)
Total distributions	(6.03)	(5.11)	(5.16)	(1.15)	(2.10)
Net asset value, end of period	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Total Return B, C	(10.96)%	37.44%	39.49%	23.48%	14.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132	$ 6,086,424
Ratio of expenses to average net assets	.65%	.66%	.68%	.69%	.69%
Ratio of expenses to average net assets after expense reductions	.64% A	.65%A	.66% A	.67% A	.67% A
Ratio of net investment income to average net assets	.07%	.14%	.21%	.58%	.81%
Portfolio turnover rate	103%	84%	123%	113%	81%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

VIP Growth & Income - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 16.15	$ 12.53	$ 9.90	$ 10.00
Income from Investment Operations
Net investment income	.20 D	.18 D	.15 D	.13 D	.00
Net realized and unrealized gain (loss)	(.81)	1.27	3.54	2.84	(.10)
Total from investment operations	(.61)	1.45	3.69	2.97	(.10)
Less Distributions
From net investment income	(.19)	(.10)	-	(.08)	-
From net realized gain	(1.24)	(.20)	(.07)	(.26)	-
Total distributions	(1.43)	(.30)	(.07)	(.34)	-
Net asset value, end of period	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Total Return B, C	(3.62)%	9.17%	29.59%	30.09%	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287	$ 990
Ratio of expenses to average net assets	.58%	.60%	.61%	.70%	1.00% A, F
Ratio of expenses to average net assets after expense reductions	.57% G	.59% G	.60% G	.70%	1.00% A
Ratio of net investment income to average net assets	1.26%	1.08%	1.08%	1.14%	3.89% A
Portfolio turnover rate	72%	58%	66%	81%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of operations of Initial Class shares).

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the expenses.

Prospectus

Appendix - continued

VIP Growth Opportunities - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 23.15	$ 22.88	$ 19.27	$ 15.40	$ 13.07
Income from Investment Operations
Net investment income	.06 D	.27 D	.26 D	.29 D	.26
Net realized and unrealized gain (loss)	(3.77)	.66	4.29	4.18	2.12
Total from investment operations	(3.71)	.93	4.55	4.47	2.38
Less Distributions
From net investment income	(.29) E	(.23)	(.21)	(.25)	-
From net realized gain	(1.41) E	(.43)	(.73)	(.35)	(.05)
Total distributions	(1.70)	(.66)	(.94)	(.60)	(.05)
Net asset value, end of period	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Total Return B, C	(17.07)%	4.27%	24.61%	29.95%	18.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766	$ 383,085
Ratio of expenses to average net assets	.68%	.69%	.71%	.74%	.77%
Ratio of expenses to average net assets after expense reductions	.66% A	.68% A	.70% A	.73% A	.76% A
Ratio of net investment income to average net assets	.31%	1.20%	1.27%	1.68%	2.29%
Portfolio turnover rate	117%	42%	29%	26%	28%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences.

VIP High Income - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.320	$ 11.530	$ 13.580	$ 12.520	$ 12.050
Income from Investment Operations
Net investment income	1.123 D	1.095 D	1.111 D	1.124 D	.927
Net realized and unrealized gain (loss)	(3.513)	(.195)	(1.591)	.936	.643
Total from investment operations	(2.390)	.900	(.480)	2.060	1.570
Less Distributions
From net investment income	(.750)	(1.075) A	(.970)	(.890)	(.920)
From net realized gain	-	(.030) A	(.600)	(.110)	(.180)
In excess of net realized gain	-	(.005) A	-	-	-
Total distributions	(.750)	(1.110)	(1.570)	(1.000)	(1.100)
Net asset value, end of period	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Total Return B, C	(22.54)%	8.25%	(4.33)%	17.67%	14.03%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516	$ 1,588,822
Ratio of expenses to average net assets	.68%	.69%	.70%	.71%	.71%
Ratio of net investment income to average net assets	11.38%	9.80%	9.14%	8.88%	9.09%
Portfolio turnover rate	68%	82%	92%	118%	123%

A The amounts shown reflect certain reclassifications related to book to tax differences.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investments income per share has been calculated based on average shares outstanding during the period.

Prospectus

Appendix - continued

VIP Index 500 - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 167.41	$ 141.24	$ 114.40	$ 89.05	$ 75.71
Income from Investment Operations
Net investment income	1.51 D	1.64 D	1.65 D	1.80 D	1.04
Net realized and unrealized gain (loss)	(16.99)	26.88	29.70	26.67	15.55
Total from investment operations	(15.48)	28.52	31.35	28.47	16.59
Less Distributions
From net investment income	(1.67)	(1.40)	(1.36)	(1.03)	(.91)
From net realized gain	(.73)	(.95)	(3.15)	(2.09)	(2.34)
Total distributions	(2.40)	(2.35)	(4.51)	(3.12)	(3.25)
Net asset value, end of period	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Total ReturnB,C	(9.30)%	20.52%	28.31%	32.83%	22.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042	$ 823,243
Ratio of expenses to average net assets	.28% A	.28% A	.28% A	.28% A	.28% A
Ratio of net investment income to average net assets	.94%	1.09%	1.33%	1.74%	2.26%
Portfolio turnover rate	10%	8%	4%	9%	14%

A FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

VIP Investment Grade Bond - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.160	$ 12.960	$ 12.560	$ 12.240	$ 12.480
Income from Investment Operations
Net investment income	.771 B	.743 B	.725 B	.759 B	.670
Net realized and unrealized gain (loss)	.499	(.873)	.335	.291	(.290)
Total from investment operations	1.270	(.130)	1.060	1.050	.380
Less Distributions
From net investment income	(.840)	(.510)	(.590)	(.730)	(.620)
From net realized gain	-	(.160)	(.070)	-	-
Total distributions	(.840)	(.670)	(.660)	(.730)	(.620)
Net asset value, end of period	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Total Return A	11.22%	(1.05)%	8.85%	9.06%	3.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 739,911	$ 658,852	$ 674,813	$ 324,525	$ 228,594
Ratio of expenses to average net assets	.54%	.54%	.57%	.58%	.58%
Ratio of net investment income to average net assets	6.50%	6.07%	5.85%	6.34%	6.49%
Portfolio turnover rate	154%	87%	239%	191%	81%

A Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

Prospectus

Appendix - continued

VIP Mid Cap - Initial Class

Years ended December 31,	2000	1999	1998E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.25	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.00	.00
Net realized and unrealized gain (loss)	4.95	5.05	.31
Total from investment operations	5.14	5.05	.31
Less Distributions
From net investment income	(.08)	-	-
From net realized gain	-	(.09)	-
In excess of net realized gain	(.05)	(.02)	-
Total distributions	(.13)	(.11)	-
Net asset value, end of period	$ 20.26	$ 15.25	$ 10.31
Total Return B, C	33.78%	49.04%	3.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 589,026	$ 1,744	$ 516
Ratio of expenses to average net assets	.74%	1.00%G	1.00%A,G
Ratio of expenses to average net assets after expense reductions	.69%F	.97%F	1.00%A
Ratio of net investment income (loss) to average net assets	1.01%	.01%	(.27)%A
Portfolio turnover rate	245%	163%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of sale of Initial Class shares) to December 31,1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

VIP Money Market - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.062	.050	.053	.053	.052
Less Distributions
From net investment income	(.062)	(.050)	(.053)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.30%	5.17%	5.46%	5.51%	5.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794	$ 1,126,155
Ratio of expenses to average net assets	.33%	.27%	.30%	.31%	.30%
Ratio of net investment income to average net assets	6.18%	5.06%	5.33%	5.32%	5.28%

A Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

Prospectus

Appendix - continued

VIP Overseas - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 27.44	$ 20.06	$ 19.20	$ 18.84	$ 17.06
Income from Investment Operations
Net investment incomeD	.19A	.24	.23	.30	.32 E
Net realized and unrealized gain (loss)	(4.93)	7.95	2.13	1.70	1.88
Total from investment operations	(4.74)	8.19	2.36	2.00	2.20
Less Distributions
From net investment income	(.31)	(.31)	(.38)	(.33)	(.20)
In excess of net investment income	(.06)	-	-	-	-
From net realized gain	(2.33)	(.50)	(1.12)	(1.31)	(.22)
Total distributions	(2.70)	(.81)	(1.50)	(1.64)	(.42)
Net asset value, end of period	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Total ReturnB,C	(19.07)%	42.55%	12.81%	11.56%	13.15%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322	$ 1,667,601
Ratio of expenses to average net assets	.89%	.91%	.91%	.92%	.93%
Ratio of expenses to average net assets after expense reductions	.87%F	.87%F	.89% F	.90% F	.92% F
Ratio of net investment income to average net assets	.84%	1.10%	1.19%	1.55%	1.84%
Portfolio turnover rate	136%	78%	84%	67%	92%

A Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.04 per share.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Additional Information About the Standard & Poor's 500 Index

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Prospectus

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-3329, 811-5511, and 811-7205

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.753338.100 VIPINDA-pro-0401

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Service Class

Aggressive Growth Portfolio

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Dynamic Capital Appreciation Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

Mid Cap Portfolio

Overseas Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing in companies it believes offer the potential for accelerated earnings or revenue growth (stocks of these companies are often called "growth" stocks).
  Focusing investments in medium-sized companies, but may also invest substantially in larger or smaller companies.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.

Prospectus

Fund Summary - continued

  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value it believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Prospectus

Fund Summary - continued

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 SMIndex (S&P 500®).

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.

Prospectus

Fund Summary - continued

  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Normally investing at least 65% of total assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Standard & Poor's® MidCap 400 Index (S&P® MidCap 400)).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in each fund's (other than VIP Aggressive Growth's and VIP Dynamic Capital Appreciation's) performance from year to year, compares the performance of Service Class of each fund (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) to the performance of a market index over various periods of time, and compares the performance of Service Class of each fund (other than VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, and VIP Dynamic Capital Appreciation) to an average of the performance of similar funds over various periods of time. Service Class of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced also compares its performance to the performance of a combination of market indexes over various periods of time. Returns for Service Class of each fund (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Service Class of each fund (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Prospectus

Fund Summary - continued

Performance history will be available for VIP Aggressive Growth and VIP Dynamic Capital Appreciation after VIP Aggressive Growth and VIP Dynamic Capital Appreciation have been in operation for one calendar year.

Year-by-Year Returns

VIP Asset Manager - Service Class
Calendar Years	1998	1999	2000
	14.82%	11.01%	-4.06%

During the periods shown in the chart for Service Class of VIP Asset Manager, the highest return for a quarter was 12.77% (quarter ended December 31, 1998) and the lowest return for a quarter was -6.69% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Service Class of VIP Asset Manager was -6.57%.

VIP Asset Manager: Growth - Service Class
Calendar Years	1998	1999	2000
	17.18%	15.13%	-12.54%

During the periods shown in the chart for Service Class of VIP Asset Manager: Growth, the highest return for a quarter was 17.61% (quarter ended December 31, 1998) and the lowest return for a quarter was -10.10% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Service Class of VIP Asset Manager: Growth was -10.39%.

Prospectus

Fund Summary - continued

VIP Balanced - Service Class
Calendar Years	1998	1999	2000
	17.27%	4.43%	-4.38%

During the periods shown in the chart for Service Class of VIP Balanced, the highest return for a quarter was 11.37% (quarter ended December 31, 1998) and the lowest return for a quarter was -5.87% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Service Class of VIP Balanced was -5.03%.

VIP Contrafund - Service Class
Calendar Years	1998	1999	2000
	29.94%	24.15%	-6.71%

During the periods shown in the chart for Service Class of VIP Contrafund, the highest return for a quarter was 23.52% (quarter ended December 31, 1998) and the lowest return for a quarter was -9.93% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Service Class of VIP Contrafund was -13.06%.

VIP Equity-Income - Service Class
Calendar Years	1998	1999	2000
	11.54%	6.25%	8.30%

During the periods shown in the chart for Service Class of VIP Equity-Income, the highest return for a quarter was 15.36% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.52% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Service Class of VIP Equity-Income was -6.09%.

Prospectus

Fund Summary - continued

VIP Growth - Service Class
Calendar Years	1998	1999	2000
	39.38%	37.29%	-11.05%

During the periods shown in the chart for Service Class of VIP Growth, the highest return for a quarter was 24.26% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.31% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Service Class of VIP Growth was -16.64%.

VIP Growth & Income - Service Class
Calendar Years	1998	1999	2000
	29.27%	9.06%	-3.69%

During the periods shown in the chart for Service Class of VIP Growth & Income, the highest return for a quarter was 20.95% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.39% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Service Class of VIP Growth & Income was -10.10%.

VIP Growth Opportunities - Service Class
Calendar Years	1998	1999	2000
	24.51%	4.18%	-17.13%

During the periods shown in the chart for Service Class of VIP Growth Opportunities, the highest return for a quarter was 20.70% (quarter ended December 31, 1998) and the lowest return for a quarter was -11.09% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Service Class of VIP Growth Opportunities was -15.28%.

Prospectus

Fund Summary - continued

VIP High Income - Service Class
Calendar Years	1998	1999	2000
	-4.34%	8.08%	-22.68%

During the periods shown in the chart for Service Class of VIP High Income, the highest return for a quarter was 5.29% (quarter ended March 31, 1998) and the lowest return for a quarter was -14.21% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Service Class of VIP High Income was -0.16%.

VIP Mid Cap - Service Class
Calendar Years	1999	2000
	48.94%	33.54%

During the periods shown in the chart for Service Class of VIP Mid Cap, the highest return for a quarter was 32.15% (quarter ended December 31, 1999) and the lowest return for a quarter was -1.27% (quarter ended September 30, 1999).

The year-to-date return as of March 31, 2001 for Service Class of VIP Mid Cap was -10.04%.

VIP Overseas - Service Class
Calendar Years	1998	1999	2000
	12.69%	42.44%	-19.18%

During the periods shown in the chart for Service Class of VIP Overseas, the highest return for a quarter was 24.78% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.66% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Service Class of VIP Overseas was -11.08%.

Prospectus

Fund Summary - continued

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Life of class
VIP Asset Manager - Service Class	-4.06%	7.31%A
S&P 500	-9.10%	12.87%A
Fidelity Asset Manager Composite Index	0.58%	9.99%A
VIP Asset Manager: Growth - Service Class	-12.54%	6.22%A
S&P 500	-9.10%	12.87%A
Fidelity Asset Manager: Growth Composite Index	-3.29%	11.25%A
VIP Balanced - Service Class	-4.38%	6.12%A
S&P 500	-9.10%	12.87%A
Lipper Variable Annuity Balanced Funds Average	2.25%	--
Fidelity Balanced 60/40 Composite Index	-1.00%	10.73%A
VIP Contrafund - Service Class	-6.71%	13.69%A
S&P 500	-9.10%	12.87%A
Lipper Variable Annuity Growth Funds Average	-9.22%	--
VIP Equity-Income - Service Class	8.30%	9.41%A
Russell 3000® Value Index	8.04%	10.52%A
Lipper Variable Annuity Equity Income Funds Average	6.74%	--
VIP Growth - Service Class	-11.05%	18.49%A
Russell 3000 Growth Index	-22.42%	11.95%A
Lipper Variable Annuity Growth Funds Average	-9.22%	--
VIP Growth & Income - Service Class	-3.69%	11.63%A
S&P 500	-9.10%	12.87%A
Lipper Variable Annuity Growth & Income Funds Average	1.15%	--
VIP Growth Opportunities - Service Class	-17.13%	3.64%A
S&P 500	-9.10%	12.87%A
Lipper Variable Annuity Growth Funds Average	-9.22%	--
VIP High Income - Service Class	-22.68%	-6.42%A
Merrill Lynch High Yield Master II	-5.12%	0.64%A
Lipper Variable Annuity High Current Yield Funds Average	-7.03%	--
VIP Mid Cap - Service Class	33.54%	42.92%B
S&P MidCap 400	17.51%	19.12%B
Lipper Variable Annuity Mid Cap Funds Average	5.21%	--
VIP Overseas - Service Class	-19.18%	8.30%A
Morgan Stanley Capital International Europe, Australasia and Far East Index	-14.01%	8.60%A
Lipper Variable Annuity International Funds Average	-14.72%	--

A From November 3, 1997.

B From December 28, 1998.

Prospectus

Fund Summary - continued

If FMR had not reimbursed certain class expenses during these periods, VIP Mid Cap's Service Class returns would have been lower.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

Russell 3000® Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations.

Russell 3000 Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Standard & Poor's MidCap 400 Index (S&P MidCap 400) is a market capitalization-weighted index of 400 medium-capitalization stocks.

Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 2000, the index included over 893 equity securities of companies domiciled in 20 countries.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Service Class of each fund (other than VIP Aggressive Growth, VIP Dynamic Capital Appreciation, and VIP High Income) do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses provided below for Service Class of VIP High Income are based on historical expenses. The annual class operating expenses provided below for Service Class of VIP Aggressive Growth and VIP Dynamic Capital Appreciation are based on estimated expenses. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

		Service Class
VIP Aggressive Growth	Management fee	0.63%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.48%
	Total annual class operating expensesA	1.21%
VIP Asset Manager	Management fee	0.53%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.09%
	Total annual class operating expensesA	0.72%
		Service Class
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.12%
	Total annual class operating expensesA	0.80%
VIP Balanced	Management fee	0.43%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.15%
	Total annual class operating expensesA	0.68%
VIP Contrafund	Management fee	0.57%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.09%
	Total annual class operating expensesA	0.76%
VIP Dynamic Capital Appreciation	Management fee	0.57%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.61%
	Total annual class operating expensesA	1.28%
VIP Equity-Income	Management fee	0.48%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.08%
	Total annual class operating expensesA	0.66%
VIP Growth	Management fee	0.57%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.09%
	Total annual class operating expensesA	0.76%
VIP Growth & Income	Management fee	0.48%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.69%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.79%
VIP High Income	Management fee	0.58%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.10%
	Total annual class operating expensesA	0.78%
VIP Mid Cap	Management fee	0.57%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.17%
	Total annual class operating expensesA	0.84%
VIP Overseas	Management fee	0.72%
	Distribution and Service (12b-1) fee	0.10%
	Other expenses	0.17%
	Total annual class operating expensesA	0.99%

A FMR has voluntarily agreed to reimburse Service Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

Prospectus

Fund Summary - continued

	Service Class	Effective Date
VIP Aggressive Growth	1.60%	12/27/00
VIP Asset Manager	1.35%	11/3/97
VIP Asset Manager: Growth	1.10%	11/3/97
VIP Balanced	1.60%	11/3/97
VIP Contrafund	1.10%	11/3/97
VIP Dynamic Capital Appreciation	1.60%	9/25/00
VIP Equity-Income	1.60%	11/3/97
VIP Growth	1.60%	11/3/97
VIP Growth & Income	1.10%	11/3/97
VIP Growth Opportunities	1.60%	11/3/97
VIP High Income	1.10%	11/3/97
VIP Mid Cap	1.10%	12/29/98
VIP Overseas	1.60%	11/3/97

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses are shown in the table below.

	Total Operating Expenses
VIP Asset Manager - Service Class	0.71%
VIP Asset Manager: Growth - Service Class	0.79%
VIP Balanced - Service Class	0.66%
VIP Contrafund - Service Class	0.74%
VIP Equity-Income - Service Class	0.65%
VIP Growth - Service Class	0.74%
VIP Growth & Income - Service Class	0.68%
VIP Growth Opportunities - Service Class	0.76%
VIP Mid Cap - Service Class	0.79%
VIP Overseas - Service Class	0.97%

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Aggressive Growth Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests the fund's assets in companies it believes offer the potential for accelerated earnings or revenue growth.

Companies with high growth potential tend to be companies with higher than average P/E ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

Although FMR focuses on investing the fund's assets in securities issued by medium-sized companies, FMR may also make substantial investments in securities issued by larger or smaller companies.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

Prospectus

Fund Basics - continued

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Prospectus

Fund Basics - continued

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Mid Cap Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR normally invests at least 65% of the fund's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P MidCap 400 at the time of the fund's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy. As of December 31, 2000, the S&P MidCap 400 included companies with capitalizations between $102.5 million and $13.2 billion. The size of companies in the S&P MidCap 400 changes with market conditions and the composition of the index. FMR may also invest the fund's assets in companies with smaller or larger market capitalizations.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's share price and yield, as applicable, changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of a fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Prospectus

Fund Basics - continued

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, FMR may temporarily use a different investment strategy for defensive purposes. If FMR does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Aggressive Growth Portfolio seeks capital appreciation.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Mid Cap Portfolio seeks long-term growth of capital.

VIP Overseas Portfolio seeks long-term growth of capital.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Service Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Service Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the funds can buy or sell shares of the funds.

The price to buy one share of Service Class is the class's NAV. Service Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Service Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect a fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Each fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas normally pays dividends and capital gain distributions at least annually, in February.

Dividends and capital gain distributions will be automatically reinvested in additional Service Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for VIP Overseas. As of September 28, 2000, FIIA had approximately $6.5 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for VIP Overseas. As of September 28, 2000, FIIA(U.K.)L had approximately $4.1 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas. FIJ may provide investment research and advice on issuers based outside the United States for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, and VIP Mid Cap.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FIMM is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced.

FIMM is an affiliate of FMR. As of January 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

FMRC serves as a sub-adviser for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMRC is primarily responsible for choosing investments for VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Mid Cap, and VIP Overseas. FMRC is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced.

John Avery is vice president and manager of VIP Balanced, which he has managed since January 1998. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Avery has worked as a research analyst and manager.

Barry Coffman is vice president and manager of VIP High Income, which he has managed since August 1990. Since joining Fidelity in 1986, Mr. Coffman has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as a research analyst and manager.

Bettina Doulton is vice president and manager of VIP Growth Opportunities, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst, and manager.

Prospectus

Fund Services - continued

David Felman is vice president and manager of VIP Mid Cap, which he has managed since August 1999. He also manages other Fidelity funds. Since joining Fidelity in 1993, Mr. Felman has worked as a research analyst and manager.

Kevin Grant is vice president of VIP Balanced and manager of its fixed-income investments since March 1996. He also manages other Fidelity funds. Mr. Grant joined Fidelity in 1993 as a portfolio manager.

Bart Grenier is vice president and manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since May 2000. Since joining Fidelity in 1991, Mr. Grenier has worked as a senior analyst and research director.

Richard Mace is vice president and manager of VIP Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

Stephen Petersen is vice president and manager of VIP Equity-Income, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as a research analyst and manager.

Louis Salemy is vice president and manager of VIP Growth & Income, which he has managed since September 1998. He also manages another Fidelity fund. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

J. Fergus Shiel is vice president and manager of VIP Dynamic Capital Appreciation, which he has managed since September 2000. He also manages other Fidelity funds. Since joining Fidelity in 1989, Mr. Shiel has worked as a research analyst and manager.

Beso Sikharulidze is vice president and manager of VIP Aggressive Growth, which he has managed since December 2000. Since joining Fidelity in 1992, Mr. Sikharulidze has worked as a research analyst and manager.

Jennifer Uhrig is vice president and manager of VIP Growth, which she has managed since January 1997. She also manages other Fidelity funds. Since joining Fidelity in 1987, Ms. Uhrig has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, and VIP Overseas or 0.37% for VIP High Income and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769% for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, and VIP Overseas and the group fee rate was 0.1268% for VIP High Income. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income and VIP Growth & Income; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, and VIP Mid Cap; 0.35% for VIP Aggressive Growth; and 0.45% for VIP High Income and VIP Overseas.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2000, for each fund is shown in the table below.

Prospectus

Fund Services - continued

Total Management Fee
VIP Aggressive Growth	0.63%A
VIP Asset Manager	0.53%
VIP Asset Manager: Growth	0.58%
VIP Balanced	0.43%
VIP Contrafund	0.57%
VIP Dynamic Capital Appreciation	0.58%A
VIP Equity-Income	0.48%
VIP Growth	0.57%
VIP Growth & Income	0.48%
VIP Growth Opportunities	0.58%
VIP High Income	0.58%
VIP Mid Cap	0.57%
VIP Overseas	0.72%

A Annualized.

FMR pays FIMM, FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2001, approximately 72.19%, 41.15%, and 36.18% of VIP Aggressive Growth's, VIP Balanced's, and VIP Growth & Income's total outstanding shares, respectively, were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Service Class's shares.

Service Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, Service Class of each fund is authorized to pay FDC a 12b-1 fee as compensation for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners. Service Class of each fund may pay FDC a 12b-1 fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Service Class of each fund currently pays FDC a 12b-1 fee at an annual rate of 0.10% of its average net assets throughout the month. Service Class's 12b-1 fee rate for each fund may be increased only when the Trustees believe that it is in the best interests of variable product owners to do so.

FDC may reallow to intermediaries (such as insurance companies, broker-dealers, and other service-providers), including its affiliates, up to the full amount of the Service Class 12b-1 fee, for providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners.

In addition, each Service Class plan specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or support services that benefit variable product owners, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Service Class.

Because 12b-1 fees are paid out of Service Class's assets on an ongoing basis, they will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Service Class's financial history for the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP High Income, VIP Mid Cap, and VIP Overseas) and Deloitte & Touche LLP (for VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth & Income, and VIP Growth Opportunities), independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Aggressive Growth - Service Class

Year ended December 31,	2000D
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeF	.00
Net realized and unrealized gain (loss)	.02
Total from investment operations	.02
Net asset value, end of period	$ 10.02
Total ReturnB,C	.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 301
Ratio of expenses to average net assets	1.60%A,E
Ratio of net investment income to average net assets	5.37%A
Portfolio turnover rate	26%A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the period shown.

D For the period December 27, 2000 (commencement of operations)to December 31, 2000.

E FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

F Net investment income per share has been calculated based on average shares outstanding during the period.

Prospectus

Appendix - continued

VIP Asset Manager - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.59	$ 18.10	$ 17.99	$ 17.60
Income from Investment Operations
Net investment income D	.60	.56	.57	.10
Net realized and unrealized gain (loss)	(1.31)	1.29	1.82	.29
Total from investment operations	(.71)	1.85	2.39	.39
Less Distributions
From net investment income	(.59) G	(.60)	(.57)	-
From net realized gain	(1.38) G	(.76)	(1.71)	-
Total distributions	(1.97)	(1.36)	(2.28)	-
Net asset value, end of period	$ 15.91	$ 18.59	$ 18.10	$ 17.99
Total Return B, C	(4.06)%	11.01%	14.82%	2.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 30,583	$ 23,677	$ 5,801	$ 10
Ratio of expenses to average net assets	.72%	.74%	.78%	.75% A
Ratio of expenses to average net assets after expense reductions	.71% F	.73% F	.77% F	.75% A
Ratio of net investment income to average net assets	3.62%	3.25%	3.49%	3.52% A
Portfolio turnover rate	76%	94%	113%	101%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

VIP Asset Manager Growth - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 18.28	$ 16.96	$ 16.35	$ 15.94
Income from Investment Operations
Net investment income D	.40	.38	.40	.07
Net realized and unrealized gain (loss)	(2.50)	2.03	2.14	.34
Total from investment operations	(2.10)	2.41	2.54	.41
Less Distributions
From net investment income	(.36)	(.41)	(.34)	-
From net realized gain	(1.50)	(.68)	(1.59)	-
Total distributions	(1.86)	(1.09)	(1.93)	-
Net asset value, end of period	$ 14.32	$ 18.28	$ 16.96	$ 16.35
Total Return B, C	(12.54)%	15.13%	17.18%	2.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 12,449	$ 10,825	$ 3,165	$ 10
Ratio of expenses to average net assets	.80%	.82%	.89%	.87% A
Ratio of expenses to average net assets after expense reductions	.79% F	.81% F	.88% F	.87% A
Ratio of net investment income to average net assets	2.50%	2.27%	2.65%	2.70% A
Portfolio turnover rate	147%	92%	98%	90%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

VIP Balanced - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.94	$ 16.07	$ 14.59	$ 14.16
Income from Investment Operations
Net investment income D	.46	.43	.41	.08
Net realized and unrealized gain (loss)	(1.14)	.24	1.98	.35
Total from investment operations	(.68)	.67	2.39	.43
Less Distributions
From net investment income	(.47)	(.37)	(.36)	-
From net net realized gain	(.35)	(.43)	(.55)	-
In excess of realized gain	(.05)	-	-	-
Total distributions	(.87)	(.80)	(.91)	-
Net asset value, end of period	$ 14.39	$ 15.94	$ 16.07	$ 14.59
Total Return B, C	(4.38)%	4.43%	17.27%	3.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 27,563	$ 27,054	$ 9,562	$ 10
Ratio of expenses to average net assets	.68%	.67%	.70%	.71% A
Ratio of expenses to average net assets after expense reductions	.66% F	.66% F	.69% F	.71% A
Ratio of net investment income to average net assets	3.08%	2.77%	2.79%	3.43% A
Portfolio turnover rate	126%	108%	94%	98% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

VIP Contrafund - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 29.10	$ 24.42	$ 19.93	$ 19.99
Income from Investment Operations
Net investment income D	.15	.10	.11	.03
Net realized and unrealized gain (loss)	(1.85)	5.58	5.55	(.09)
Total from investment operations	(1.70)	5.68	5.66	(.06)
Less Distributions
From net investment income	(.11) G	(.12)	(.14)	-
From net realized gain	(3.62) G	(.88)	(1.03)	-
Total distributions	(3.73)	(1.00)	(1.17)	-
Net asset value, end of period	$ 23.67	$ 29.10	$ 24.42	$ 19.93
Total Return B, C	(6.71)%	24.15%	29.94%	(0.30)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,245,222	$ 775,216	$ 152,553	$ 3,722
Ratio of expenses to average net assets	.76%	.78%	.80%	.81% A
Ratio of expenses to average net assets after expense reductions	.74% F	.75% F	.75% F	.78% A, F
Ratio of net investment income to average net assets	.59%	.37%	.53%	1.14% A
Portfolio turnover rate	177%	172%	201%	142%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Appendix - continued

VIP Dynamic Capital Appreciation - Service Class

Year ended December 31,	2000E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment incomeD	.01
Net realized and unrealized gain (loss)	(1.49)
Total from investment operations	(1.48)
Net asset value, end of period	$ 8.52
Total ReturnB,C	(14.80)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 802
Ratio of expenses to average net assets	1.60%A,F
Ratio of net investment income to average net assets	.36%A
Portfolio turnover rate	295%A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total return would have been lower had certain expenses not been reduced during the period shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period September 25, 2000 (commencement of operations) to December 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

VIP Equity-Income - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 25.66	$ 25.39	$ 24.27	$ 23.44
Income from Investment Operations
Net investment income D	.37	.38	.36	.05
Net realized and unrealized gain (loss)	1.46	1.11	2.31	.78
Total from investment operations	1.83	1.49	2.67	.83
Less Distributions
From net investment income	(.43) G	(.38)	(.34)	-
From net realized gain	(1.61) G	(.84)	(1.21)	-
Total distributions	(2.04)	(1.22)	(1.55)	-
Net asset value, end of period	$ 25.45	$ 25.66	$ 25.39	$ 24.27
Total Return B, C	8.30%	6.25%	11.54%	3.54%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 634,897	$ 437,332	$ 225,145	$ 5,328
Ratio of expenses to average net assets	.66%	.67%	.68%	.68% A
Ratio of expenses to average net assets after expense reductions	.65% F	.66% F	.67% F	.65% A, F
Ratio of net investment income to average net assets	1.58%	1.47%	1.51%	1.63% A
Portfolio turnover rate	22%	27%	28%	44%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Appendix - continued

VIP Growth - Service Class

Years ended December 31,	2000	1999	1998	1997 D
Selected Per-Share Data
Net asset value, beginning of period	$ 54.80	$ 44.82	$ 37.09	$ 36.92
Income from Investment Operations
Net investment income (loss) E	(.02)	.02	.06	.03
Net realized and unrealized gain (loss)	(5.25)	15.07	12.83	.14
Total from investment operations	(5.27)	15.09	12.89	.17
Less Distributions
From net investment income	(.05)	(.08)	(.19)	-
From net realized gain	(5.97)	(5.03)	(4.97)	-
Total distributions	(6.02)	(5.11)	(5.16)	-
Net asset value, end of period	$ 43.51	$ 54.80	$ 44.82	$ 37.09
Total Return B, C	(11.05)%	37.29%	39.38%	.46%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,847,051	$ 916,330	$ 136,142	$ 2,015
Ratio of expenses to average net assets	.76%	.77%	.80%	.79% A
Ratio of expenses to average net assets after expense reductions	.74% F	.75% F	.75% F	.77% A, F
Ratio of net investment income (loss) to average net assets	(.04)%	.04%	.15%	.70% A
Portfolio turnover rate	103%	84%	123%	113%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

E Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

VIP Growth & Income - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 16.11	$ 12.53	$ 12.35
Income from Investment Operations
Net investment income D	.18	.16	.15	.03
Net realized and unrealized gain (loss)	(.80)	1.27	3.50	.49
Total from investment operations	(.62)	1.43	3.65	.52
Less Distributions
From net investment income	(.19)	(.10)	-	(.08)
From net realized gain	(1.24)	(.20)	(.07)	(.26)
Total distributions	(1.43)	(.30)	(.07)	(.34)
Net asset value, end of period	$ 15.19	$ 17.24	$ 16.11	$ 12.53
Total Return B, C	(3.69)%	9.06%	29.27%	4.29%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 212,994	$ 95,600	$ 18,375	$ 10
Ratio of expenses to average net assets	.69%	.70%	.71%	.80% A
Ratio of expenses to average net assets after expense reductions	.68% F	.69% F	.70%F	.80% A
Ratio of net investment income to average net assets	1.16%	.98%	1.05%	1.24% A
Portfolio turnover rate	72%	58%	66%	81%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the expenses.

Prospectus

Appendix - continued

VIP Growth Opportunities - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 23.12	$ 22.86	$ 19.27	$ 18.50
Income from Investment Operations
Net investment income D	.04	.25	.23	.04
Net realized and unrealized gain (loss)	(3.76)	.66	4.30	.73
Total from investment operations	(3.72)	.91	4.53	.77
Less Distributions
From net investment income	(.28) G	(.22)	(.21)	-
From net realized gain	(1.41) G	(.43)	(.73)	-
Total distributions	(1.69)	(.65)	(.94)	-
Net asset value, end of period	$ 17.71	$ 23.12	$ 22.86	$ 19.27
Total Return B, C	(17.13)%	4.18%	24.51%	4.16%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 345,960	$ 344,778	$ 149,496	$ 2,589
Ratio of expenses to average net assets	.79%	.79%	.80%	.84% A
Ratio of expenses to average net assets after expense reductions	.76% F	.78% F	.79% F	.83% A, F
Ratio of net investment income to average net assets	.21%	1.09%	1.16%	1.72% A
Portfolio turnover rate	117%	42%	29%	26%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

VIP High Income - Service Class

Years ended December 31,	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.290	$ 11.520	$ 13.570	$ 13.380
Income from Investment Operations
Net investment income D	1.102	1.074	1.082	.203
Net realized and unrealized gain (loss)	(3.502)	(.194)	(1.562)	(.013)
Total from investment operations	(2.400)	.880	(.480)	.190
Less Distributions
From net investment income	(.740)	(1.075) G	(.970)	-
From net realized gain	-	(.030) G	(.600)	-
In excess of net realized gain	-	(.005) G	-	-
Total distributions	(.740)	(1.110)	(1.570)	-
Net asset value, end of period	$ 8.150	$ 11.290	$ 11.520	$ 13.570
Total Return B, C	(22.68)%	8.08%	(4.34)%	1.42%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 227,549	$ 253,972	$ 129,587	$ 2,919
Ratio of expenses to average net assets	.78%	.79%	.82%	.81% A
Ratio of expenses to average net assets after expense reductions	.78%	.79%	.82%	.80% A, F
Ratio of net investment income to average net assets	11.28%	9.69%	9.51%	10.75% A
Portfolio turnover rate	68%	82%	92%	118%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Appendix - continued

VIP Mid Cap - Service Class

Years ended December 31,	2000	1999	1998F
Selected Per-Share Data
Net asset value, beginning of period	$ 15.24	$ 10.31	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	(.01)	.00
Net realized and unrealized gain (loss)	4.93	5.05	.31
Total from investment operations	5.10	5.04	.31
Less Distributions
From net investment income	(.07)	-	-
From net realized gain	-	(.09)	-
In excess of net realized gain	(.05)	(.02)	-
Total distributions	(.12)	(.11)	-
Net asset value, end of period	$ 20.22	$ 15.24	$ 10.31
Total Return B, C	33.54%	48.94%	3.10%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 282,941	$ 25,908	$ 516
Ratio of expenses to average net assets	.84%	1.10%G	1.10%A,G
Ratio of expenses to average net assets after expense reductions	.79%E	1.07%E	1.10%A
Ratio of net investment income (loss) to average net assets	.92%	(.09)%	(.35)%A
Portfolio turnover rate	245%	163%	125%A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F For the period December 28, 1998 (commencement of sale of Service Class shares) to December 31, 1998.

G FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

VIP Overseas - Service Class

Years ended December 31,	2000	1999	1998	1997E
Selected Per-Share Data
Net asset value, beginning of period	$ 27.39	$ 20.04	$ 19.20	$ 19.36
Income from Investment Operations
Net investment incomeD	.17G	.22	.15	.01
Net realized and unrealized gain (loss)	(4.93)	7.94	2.19	(.17)
Total from investment operations	(4.76)	8.16	2.34	(.16)
Less Distributions
From net investment income	(.30)	(.31)	(.38)	-
In excess of net investment income	(.06)	-	-	-
From net realized gain	(2.33)	(.50)	(1.12)	-
Total distributions	(2.69)	(.81)	(1.50)	-
Net asset value, end of period	$ 19.94	$ 27.39	$ 20.04	$ 19.20
Total ReturnB,C	(19.18)%	42.44%	12.69%	(0.83)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 257,257	$ 144,371	$ 34,720	$ 931
Ratio of expenses to average net assets	.99%	1.01%	1.01%	1.02%A
Ratio of expenses to average net assets after expense reductions	.97% F	.98% F	.97% F	1.01%A,F
Ratio of net investment income to average net assets	.74%	1.00%	.80%	.31%A
Portfolio turnover rate	136%	78%	84%	67%

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Service Class shares) to December 31, 1997.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

G Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.04 per share.

Prospectus

Notes

Notes

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-3329, 811-5511, and 811-7205

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.753340.100 VIPSNIM5-pro-MAPS code suffix

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Each fund offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. A fund may not be available in your state due to various insurance regulations. Please check with your insurance company for availability. If a fund in this prospectus is not available in your state, this prospectus is not to be considered a solicitation with respect to that fund. Please read this prospectus together with your variable annuity or variable life insurance product prospectus.

Fidelity®

Variable Insurance Products

Initial Class

Asset ManagerSM Portfolio

Asset Manager: Growth® Portfolio

Balanced Portfolio

Contrafund® Portfolio

Equity-Income Portfolio

Growth Portfolio

Growth & Income Portfolio

Growth Opportunities Portfolio

High Income Portfolio

Index 500 Portfolio

Investment Grade Bond Portfolio

Money Market Portfolio

Overseas Portfolio

Prospectus

April 30, 2001

(fidelity_logo_graphic)

82 Devonshire Street, Boston, MA 02109

Contents

Fund Summary	<Click Here>	Investment Summary
	<Click Here>	Performance
	<Click Here>	Operating Expenses
Fund Basics	<Click Here>	Investment Details
	<Click Here>	Valuing Shares
Shareholder Information	<Click Here>	Buying and Selling Shares
	<Click Here>	Dividends and Capital Gain Distributions
	<Click Here>	Tax Consequences
Fund Services	<Click Here>	Fund Management
	<Click Here>	Fund Distribution
Appendix	<Click Here>	Financial Highlights
	<Click Here>	Additional Information About the Standard & Poor's 500SM Index

Prospectus

Fund Summary

Investment Summary

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

Fidelity Management & Research Company (FMR)'s principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR's principal investment strategies include:

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments.
  Maintaining a neutral mix over time of 70% of assets in stocks, 25% of assets in bonds, and 5% of assets in short-term and money market instruments.
  Adjusting allocation among asset classes gradually within the following ranges: stock class (50%-100%), bond class (0%-50%), and short-term/money market class (0%-50%).
  Investing in domestic and foreign issuers.
  Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Prospectus

Fund Summary - continued

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Investing in domestic and foreign issuers.
  With respect to equity investments, emphasizing above-average income-producing equity securities, which tends to lead to investments in stocks that have more "value" characteristics than "growth" characteristics.
  Analyzing an issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value it believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 SMIndex (S&P 500®).

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks.
  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.

Prospectus

Fund Summary - continued

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Prospectus

Fund Summary - continued

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.
  Potentially investing in non-income producing securities, including defaulted securities and common stocks.
  Investing in companies in troubled or uncertain financial condition.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

Bankers Trust Company (BT)'s principal investment strategies include:

  Normally investing at least 80% of assets in common stocks included in the S&P 500.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book ratio, and earnings growth.
  Lending securities to earn income for the fund.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Prospectus

Fund Summary - continued

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).
  Managing the fund to have similar overall interest rate risk to an index, which as of December 31, 2000, was the Lehman Brothers Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR's principal investment strategies include:

  Investing in U.S. dollar-denominated money market securities and repurchase agreements, and entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR's principal investment strategies include:

  Normally investing at least 65% of total assets in foreign securities.
  Normally investing primarily in common stocks.
  Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Principal Investment Risks

The fund is subject to the following principal investment risks:

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Prospectus

Fund Summary - continued

When a shareholder sells shares of the fund, they could be worth more or less than what the shareholder paid for them.

Performance

The following information illustrates the changes in each fund's performance from year to year, compares the performance of Initial Class of each fund (other than VIP Money Market) to the performance of a market index over various periods of time, and compares the performance of Initial Class of each fund (other than VIP Asset Manager, VIP Asset Manager: Growth, and VIP Money Market) to an average of the performance of similar funds over various periods of time. Initial Class of VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced also compares its performance to the performance of a combination of market indexes over various periods of time. Returns for Initial Class of each fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product. Returns for Initial Class of each fund would be lower if the effect of those sales charges and expenses were included. Returns are based on past results and are not an indication of future performance.

Year-by-Year Returns

VIP Asset Manager - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	22.56%	11.71%	21.23%	-6.09%	16.96%	14.60%	20.65%	15.05%	11.09%	-3.87%

During the periods shown in the chart for Initial Class of VIP Asset Manager, the highest return for a quarter was 12.80% (quarter ended December 31, 1998) and the lowest return for a quarter was -6.67% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Asset Manager was -6.59%.

VIP Asset Manager: Growth - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	20.04%	25.07%	17.57%	15.26%	-12.47%

During the periods shown in the chart for Initial Class of VIP Asset Manager: Growth, the highest return for a quarter was 17.69% (quarter ended December 31, 1998) and the lowest return for a quarter was -10.12% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Asset Manager: Growth was -10.34%.

Prospectus

Fund Summary - continued

VIP Balanced - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	9.98%	22.18%	17.64%	4.55%	-4.30%

During the periods shown in the chart for Initial Class of VIP Balanced, the highest return for a quarter was 11.83% (quarter ended June 30, 1997) and the lowest return for a quarter was -5.79% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Balanced was -5.02%.

VIP Contrafund - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	21.22%	24.14%	29.98%	24.25%	-6.58%

During the periods shown in the chart for Initial Class of VIP Contrafund, the highest return for a quarter was 23.56% (quarter ended December 31, 1998) and the lowest return for a quarter was -9.89 (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Contrafund was -13.07%.

VIP Equity-Income - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	31.44%	16.89%	18.29%	7.07%	35.09%	14.28%	28.11%	11.63%	6.33%	8.42%

During the periods shown in the chart for Initial Class of VIP Equity-Income, the highest return for a quarter was 15.44% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.51% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Equity Income was -6.04%.

Prospectus

Fund Summary - continued

VIP Growth - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	45.51%	9.32%	19.37%	-0.02%	35.36%	14.71%	23.48%	39.49%	37.44%	-10.96%

During the periods shown in the chart for Initial Class of VIP Growth, the highest return for a quarter was 24.29% (quarter ended December 31, 1998) and the lowest return for a quarter was -12.29% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Growth was -16.64%.

VIP Growth & Income - Initial Class
Calendar Years	1997	1998	1999	2000
	30.09%	29.59%	9.17%	-3.62%

During the periods shown in the chart for Initial Class of VIP Growth & Income, the highest return for a quarter was 20.97% (quarter ended December 31, 1998) and the lowest return for a quarter was -8.37% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Growth & Income was -10.06%.

VIP Growth Opportunities - Initial Class
Calendar Years	1996	1997	1998	1999	2000
	18.27%	29.95%	24.61%	4.27%	-17.07%

During the periods shown in the chart for Initial Class of VIP Growth Opportunities, the highest return for a quarter was 20.74% (quarter ended December 31, 1998) and the lowest return for a quarter was -11.08% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Growth Opportunities was -15.21%.

Prospectus

Fund Summary - continued

VIP High Income - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	35.08%	23.17%	20.40%	-1.64%	20.72%	14.03%	17.67%	-4.33%	8.25%	-22.54%

During the periods shown in the chart for Initial Class of VIP High Income, the highest return for a quarter was 12.69% (quarter ended March 31, 1992) and the lowest return for a quarter was -14.17% (quarter ended December 31, 2000).

The year-to-date return as of March 31, 2001 for Initial Class of VIP High Income was -0.16%.

VIP Index 500 - Initial Class
Calendar Years	1993	1994	1995	1996	1997	1998	1999	2000
	9.74%	1.04%	37.19%	22.71%	32.83%	28.31%	20.52%	-9.30%

During the periods shown in the chart for Initial Class of VIP Index 500, the highest return for a quarter was 21.36% (quarter ended December 31, 1998) and the lowest return for a quarter was -9.96% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Index 500 was -11.94%.

VIP Investment Grade Bond - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	16.38%	6.65%	10.96%	-3.76%	17.32%	3.19%	9.06%	8.85%	-1.05%	11.22%

During the periods shown in the chart for Initial Class of VIP Investment Grade Bond, the highest return for a quarter was 6.23% (quarter ended June 30, 1995) and the lowest return for a quarter was -2.80% (quarter ended March 31, 1994).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Investment Grade Bond was 3.09%.

Prospectus

Fund Summary - continued

VIP Money Market - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	6.09%	3.90%	3.23%	4.25%	5.87%	5.41%	5.51%	5.46%	5.17%	6.30%

During the periods shown in the chart for Initial Class of VIP Money Market, the highest return for a quarter was 1.68% (quarter ended March 31, 1991) and the lowest return for a quarter was 0.78% (quarter ended September 30, 1993).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Money Market was 1.45%.

VIP Overseas - Initial Class
Calendar Years	1991	1992	1993	1994	1995	1996	1997	1998	1999	2000
	8.00%	-10.72%	37.35%	1.72%	9.74%	13.15%	11.56%	12.81%	42.55%	-19.07%

During the periods shown in the chart for Initial Class of VIP Overseas, the highest return for a quarter was 24.78% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.65% (quarter ended September 30, 1998).

The year-to-date return as of March 31, 2001 for Initial Class of VIP Overseas was -11.10%.

Average Annual Returns

For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Asset Manager - Initial Class	-3.87%	11.18%	11.97%
S&P 500	-9.10%	18.33%	17.46%
Fidelity Asset Manager Composite Index	0.58%	12.07%	11.47%
VIP Asset Manager: Growth - Initial Class	-12.47%	12.23%	13.97%A
S&P 500	-9.10%	18.33%	21.35%A
Fidelity Asset Manager: Growth Composite Index	-3.29%	14.64%	16.87%A
VIP Balanced - Initial Class	-4.30%	9.60%	10.32%A
S&P 500	-9.10%	18.33%	21.35%A
Lipper Variable Annuity Balanced Funds Average	2.25%	11.32%	--
Fidelity Balanced 60/40 Composite Index	-1.00%	13.78%	16.31%A
VIP Contrafund - Initial Class	-6.58%	17.82%	21.23%A
S&P 500	-9.10%	18.33%	21.35%A
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	--
For the periods ended December 31, 2000	Past 1 year	Past 5 years	Past 10 years/Life of class
VIP Equity-Income - Initial Class	8.42%	13.51%	17.35%
Russell 3000® Value Index	8.04%	16.48%	17.29%
Lipper Variable Annuity Equity Income Funds Average	6.74%	15.08%	15.80%
VIP Growth - Initial Class	-10.96%	19.31%	20.04%
Russell 3000 Growth Index	-22.42%	17.08%	16.85%
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	17.52%
VIP Growth & Income - Initial Class	-3.62%	--	15.10%B
S&P 500	-9.10%	--	17.20%B
Lipper Variable Annuity Growth & Income Funds Average	1.15%	--	--
VIP Growth Opportunities - Initial Class	-17.07%	10.62%	14.01%A
S&P 500	-9.10%	18.33%	21.35%A
Lipper Variable Annuity Growth Funds Average	-9.22%	17.39%	--
VIP High Income - Initial Class	-22.54%	1.48%	9.86%
Merrill Lynch High Yield Master II Index	-5.12%	4.76%	11.12%
Lipper Variable Annuity High Current Yield Funds Average	-7.03%	4.08%	9.84%
VIP Index 500 - Initial Class	-9.30%	17.98%	16.95%C
S&P 500	-9.10%	18.33%	17.30%C
Lipper Variable Annuity S&P 500 Index Objective Funds Average	-9.32%	17.98%	--
VIP Investment Grade Bond - Initial Class	11.22%	6.15%	7.68%
Lehman Brothers Aggregate Bond Index	11.63%	6.46%	7.96%
Lipper Variable Annuity Intermediate Investment Grade Debt Funds Average	9.51%	5.58%	7.50%
VlP Money Market - Initial Class	6.30%	5.57%	5.11%
VIP Overseas - Initial Class	-19.07%	10.44%	9.28%
Morgan Stanley Capital International Europe, Australasia, and Far East Index	-14.01%	7.31%	8.34%
Lipper Variable Annuity International Funds Average	-14.72%	10.15%	10.49%

A From January 3, 1995.

B From December 31, 1996.

C From August 27, 1992.

If FMR had not reimbursed certain class expenses during these periods, VIP Asset Manager: Growth's, VIP Balanced's, VIP Growth & Income's, VIP Growth Opportunities', VIP High Income's, VIP Index 500's, and VIP Investment Grade Bond's Initial Class returns would have been lower.

Standard & Poor's 500 Index (S&P 500) is a market capitalization-weighted index of common stocks.

Russell 3000® Value Index is a market capitalization-weighted index of value-oriented stocks of U.S. domiciled corporations.

Russell 3000 Growth Index is a market capitalization-weighted index of growth-oriented stocks of U.S. domiciled corporations.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

Lehman Brothers Aggregate Bond Index is a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more.

Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE®) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of December 31, 2000, the index included over 893 equity securities of companies domiciled in 20 countries.

Fidelity Asset Manager Composite Index is a hypothetical representation of the performance of VIP Asset Manager's three asset classes according to their respective weightings in the fund's neutral mix (50% stocks, 40% bonds, and 10% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Prospectus

Fund Summary - continued

Fidelity Asset Manager: Growth Composite Index is a hypothetical representation of the performance of VIP Asset Manager: Growth's three asset classes according to their respective weightings in the fund's neutral mix (70% stocks, 25% bonds, and 5% short-term/money market instruments). The following indexes are used to calculate the composite index: stocks - the S&P 500, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index. Prior to January 1, 1997, the Lehman Brothers U.S. Treasury Index was used for the bond class. The index weightings of the composite index are rebalanced monthly.

Fidelity Balanced 60/40 Composite Index is a hypothetical representation of the performance of VIP Balanced's general investment categories using a weighting of 60% equity and 40% bond. The following indexes are used to calculate the composite index: equity - the S&P 500, and bond - the Lehman Brothers Aggregate Bond Index. The index weightings of the composite index are rebalanced monthly.

Lehman Brothers 3-Month Treasury Bill Index represents the average of Treasury Bill rates for each of the prior three months, adjusted to a bond equivalent yield basis (short-term and money market instruments).

Lehman Brothers U.S. Treasury Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one year or more.

Each Lipper Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Operating Expenses

The annual class operating expenses provided below for Initial Class of each fund (other than VIP Asset Manager, VIP Investment Grade Bond, VIP High Income, VIP Index 500, and VIP Money Market) do not reflect the effect of any reduction of certain expenses during the period. The annual class operating expenses provided below for Initial Class of VIP Index 500 do not reflect the effect of any expense reimbursements during the period. The annual class operating expenses provided below for Initial Class of VIP Asset Manager, VIP Investment Grade Bond, and VIP High Income are based on historical expenses. The annual class operating expenses provided below for Initial Class of VIP Money Market are based on historical expenses, adjusted to reflect current fees. The annual class operating expenses do not take into account any fees or other expenses of any variable annuity or variable life insurance product.

		Initial Class
VIP Asset Manager	Management fee	0.53%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.08%
	Total annual class operating expensesA	0.61%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.69%
VIP Balanced	Management fee	0.43%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.15%
	Total annual class operating expensesA	0.58%
VIP Contrafund	Management fee	0.57%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.66%
VIP Equity-Income	Management fee	0.48%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.08%
	Total annual class operating expensesA	0.56%
VIP Growth	Management fee	0.57%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.08%
	Total annual class operating expensesA	0.65%
VIP Growth & Income	Management fee	0.48%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.58%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.68%
VIP High Income	Management fee	0.58%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.68%
VIP Index 500	Management fee	0.24%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.33%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.54%
VIP Money Market	Management fee	0.27%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.08%
	Total annual class operating expenses	0.35%
VIP Overseas	Management fee	0.72%
	Distribution and Service (12b-1) fee	None
	Other expenses	0.17%
	Total annual class operating expensesA	0.89%

A FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

Prospectus

Fund Summary - continued

	Initial Class	Effective Date
VIP Asset Manager	1.25%	1/1/90
VIP Asset Manager: Growth	1.00%	1/3/95
VIP Balanced	1.50%	1/3/95
VIP Contrafund	1.00%	1/3/95
VIP Equity-Income	1.50%	10/9/86
VIP Growth	1.50%	10/9/86
VIP Growth & Income	1.00%	12/31/96
VIP Growth Opportunities	1.50%	1/3/95
VIP High Income	1.00%	1/1/86
VIP Index 500	0.28%	4/18/97
VIP Investment Grade Bond	0.80%	12/5/88
VIP Overseas	1.50%	1/28/87

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays is used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Asset Manager: Growth - Initial Class	0.68%
VIP Balanced - Initial Class	0.56%
VIP Contrafund - Initial Class	0.63%
VIP Equity-Income - Initial Class	0.55%
VIP Growth - Initial Class	0.64%
VIP Growth & Income - Initial Class	0.57%
VIP Growth Opportunities - Initial Class	0.66%
VIP Overseas - Initial Class	0.87%

Prospectus

Fund Basics

Investment Details

Investment Objective

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

Principal Investment Strategies

FMR allocates the fund's assets among the following classes, or types, of investments. The stock class includes equity securities of all types. The bond class includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/money market class includes all types of short-term and money market instruments.

FMR may use its judgment to place a security in the most appropriate class based on its investment characteristics. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. FMR may invest the fund's assets in these classes by investing in other funds. FMR may also invest the fund's assets in other instruments that do not fall within these classes.

FMR has the ability to allocate the fund's assets within specified ranges. The fund's neutral mix represents the benchmark for its combination of investments in each asset class over time. FMR may change the neutral mix from time to time. The approximate neutral mix and range for each asset class are shown below:

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and/or quantitative factors (e.g., historical earnings, dividend yield, and earnings per share) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Prospectus

Fund Basics - continued

Investment Objective

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

Principal Investment Strategies

FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. With respect to the fund's equity investments, at any given time FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates, and management) and evaluates each security's current price relative to its estimated long-term value.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Contrafund Portfolio seeks long-term capital appreciation.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Portfolio seeks to achieve capital appreciation.

Prospectus

Fund Basics - continued

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with high growth potential tend to be companies with higher than average P/E ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

Principal Investment Strategies

FMR normally invests a majority of the fund's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the fund's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Growth Opportunities Portfolio seeks to provide capital growth.

Principal Investment Strategies

FMR normally invests the fund's assets primarily in common stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. Many lower-quality debt securities are subject to legal or contractual restrictions limiting FMR's ability to resell the securities to the general public. FMR may also invest the fund's assets in non-income producing securities, including defaulted securities and common stocks. FMR currently intends to limit common stocks to 10% of the fund's total assets. FMR may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include a security's structural features and current price compared to its long-term value, and the earnings potential, credit standing, and management of the security's issuer.

Prospectus

Fund Basics - continued

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Principal Investment Strategies

BT normally invests at least 80% of the fund's assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices.

The fund may not always hold all of the same securities as the S&P 500. BT may use statistical sampling techniques to attempt to replicate the returns of the S&P 500. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, P/E ratio, price/book ratio, and earnings growth.

The fund may not track the index perfectly because differences between the index and the fund's portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance.

BT may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

BT may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If BT's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

Principal Investment Strategies

FMR normally invests the fund's assets in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).

FMR uses an index that represents the market for the types of securities in which the fund invests as a guide in structuring the fund and selecting its investments. FMR manages the fund to have similar overall interest rate risk to the index. As of December 31, 2000, FMR was using the Lehman Brothers Aggregate Bond Index in managing the fund's investments. As of December 31, 2000, the dollar-weighted average maturity of the fund and the index was approximately 9.20 and 8.41 years, respectively. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated maturity.

FMR allocates the fund's assets among different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In buying and selling securities for the fund, FMR analyzes a security's structural features and current price compared to its estimated long-term value, any short-term trading opportunities resulting from market inefficiencies, and the credit quality of its issuer.

To earn additional income for the fund, FMR may use a trading strategy that involves selling mortgage securities and simultaneously agreeing to purchase similar securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

FMR invests the fund's assets in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. FMR also may enter into reverse repurchase agreements for the fund.

FMR will invest more than 25% of the fund's total assets in the financial services industries.

In buying and selling securities for the fund, FMR complies with industry-standard requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. FMR stresses maintaining a stable $1.00 share price, liquidity, and income.

Investment Objective

VIP Overseas Portfolio seeks long-term growth of capital.

Principal Investment Strategies

FMR normally invests at least 65% of the fund's total assets in foreign securities. FMR normally invests the fund's assets primarily in common stocks.

FMR normally diversifies the fund's investments across different countries and regions. In allocating the fund's investments across countries and regions, FMR will consider the size of the market in each country and region relative to the size of the international market as a whole.

Prospectus

Fund Basics - continued

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may use various techniques, such as buying and selling futures contracts, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, convertible securities, and warrants.

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds, government securities, mortgage and other asset-backed securities, and loans and loan participations.

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Money market securities include bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed-upon price.

Principal Investment Risks

Many factors affect each fund's performance.

A fund's yield, as applicable, will change daily based on changes in interest rates and other market conditions.

Although the money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.

A fund's (other than a money market fund) share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types and maturities of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. When a shareholder sells shares of a fund, they could be worth more or less than what the shareholder paid for them.

The following factors can significantly affect a fund's performance:

Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole.

Interest Rate Changes. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, the securities of issuers in the financial services sector, and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

Foreign Exposure. Issuers located in foreign countries and entities located in foreign countries that provide credit support or a maturity-shortening structure can involve increased risks. Extensive public information about the issuer or provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Prospectus

Fund Basics - continued

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Financial Services Exposure. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the financial services sector can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Prepayment. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

Issuer-Specific Changes. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities tend to be particularly sensitive to these changes.

Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities often fluctuates in response to company, political, or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. Lower-quality debt securities can be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. The default rate for lower-quality debt securities is likely to be higher during economic recessions or periods of high interest rates.

Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. If the structure of a security fails to function as intended, the security could decline in value.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

"Value" Investing. "Value" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

In response to market, economic, political, or other conditions, FMR or BT may temporarily use a different investment strategy for defensive purposes. If FMR or BT does so, different factors could affect a fund's performance and the fund may not achieve its investment objective.

Fundamental Investment Policies

The policies discussed below are fundamental, that is, subject to change only by shareholder approval.

VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Asset Manager: Growth Portfolio seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk.

VIP Contrafund Portfolio seeks long-term capital appreciation.

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VIP Growth Portfolio seeks to achieve capital appreciation.

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.

VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital.

VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in money market instruments.

Prospectus

Fund Basics - continued

VIP Overseas Portfolio seeks long-term growth of capital.

Valuing Shares

Each fund is open for business each day the New York Stock Exchange (NYSE) is open.

A class's net asset value per share (NAV) is the value of a single share. Fidelity normally calculates Initial Class's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). Each fund's assets are valued as of this time for the purpose of computing Initial Class's NAV.

To the extent that each fund's assets are traded in other markets on days when the NYSE is closed, the value of the fund's assets may be affected on days when the fund is not open for business. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

The money market fund's assets are valued on the basis of amortized cost.

Each fund's (other than the money market fund's) assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

Prospectus

Shareholder Information

Buying and Selling Shares

Insurance companies offer variable annuity and variable life insurance products through separate accounts. Separate accounts - not variable product owners - are the shareholders of the funds. Variable product owners hold interests in separate accounts. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Only separate accounts of insurance companies that have signed the appropriate agreements with the funds can buy or sell shares of the funds.

The price to buy one share of Initial Class is the class's NAV. Initial Class shares are sold without a sales charge.

Shares will be bought at the next NAV calculated after an order is received in proper form.

Short-term or excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, particularly from market timers or investors who, in FMR's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

The price to sell one share of Initial Class is the class's NAV.

If appropriate to protect shareholders, each fund may impose a redemption fee (trading fee) on redemptions from the fund.

Shares will be sold at the next NAV calculated after an order is received in proper form.

Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven business days to process redemptions if making immediate payment would adversely affect a fund.

Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Under certain circumstances (for example, at the request of a shareholder), redemption proceeds may be paid in securities or other property rather than in cash if FMR determines it is in the best interests of a fund.

Each fund offers its shares to separate accounts of insurance companies that may be affiliated or unaffiliated with FMR and/or each other. Each fund currently does not foresee any disadvantages to variable product owners arising out of the fact that the fund offers its shares to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Nevertheless, the Board of Trustees that oversees each fund intends to monitor events to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response.

Dividends and Capital Gain Distributions

Each fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, VIP Investment Grade Bond, and VIP Overseas normally pays dividends and capital gain distributions at least annually, in February.

Distributions from VIP Money Market consist primarily of dividends. VIP Money Market normally declares dividends daily and pays them monthly.

Dividends and capital gain distributions will be automatically reinvested in additional Initial Class shares of the fund.

Tax Consequences

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus.

Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from a fund.

Prospectus

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

FMR is each fund's manager.

As of January 31, 2001, FMR and its affiliate, FMR Co., Inc. (FMRC), had approximately $612 billion in discretionary assets under management.

As the manager, FMR is responsible for choosing investments for each fund (except VIP Index 500) and handling each fund's business affairs.

BT serves as a sub-adviser and the custodian for VIP Index 500. Effective May 1, 2001, Deutsche Asset Management, Inc. (DAMI) will serve as sub-adviser for VIP Index 500. The sub-adviser chooses VIP Index 500's investments and places orders to buy and sell the fund's investments.

BT and DAMI are both wholly-owned indirect subsidiaries of Deutsche Bank AG. As of January 31, 2001, BT had approximately $221.2 billion in discretionary assets under management and as of December 31, 2000, DAMI had approximately $17.6 billion in discretionary assets under management.

BT's and DAMI's principal offices are at 130 Liberty Street, New York, New York 10006.

Affiliates assist FMR with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, and VIP Overseas. FMR U.K. was organized in 1986 to provide investment research and advice to FMR. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, and VIP Overseas.
  Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, and VIP Overseas. FMR Far East was organized in 1986 to provide investment research and advice to FMR. FMR Far East may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, and VIP Overseas.
  Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for VIP Overseas. As of September 28, 2000, FIIA had approximately $6.5 billion in discretionary assets under management. FIIA may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for VIP Overseas. As of September 28, 2000, FIIA(U.K.)L had approximately $4.1 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas.
  Fidelity Investments Japan Limited (FIJ) in Tokyo, Japan, serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, and VIP Overseas. As of September 28, 2000, FIJ had approximately $28.3 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for VIP Overseas. FIJ may provide investment research and advice on issuers based outside of the United States for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, and VIP High Income.

Fidelity Investments Money Management, Inc. (FIMM), in Merrimack, New Hampshire, serves as a sub-adviser for VIP Investment Grade Bond and VIP Money Market. FIMM is primarily responsible for choosing investments for VIP Investment Grade Bond and VIP Money Market. FIMM also serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FIMM is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced.

FIMM is an affiliate of FMR. As of January 31, 2001, FIMM had approximately $300 billion in discretionary assets under management.

FMRC serves as a sub-adviser for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Index 500, and VIP Overseas. FMRC is primarily responsible for choosing investments for VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, and VIP Overseas. FMRC is primarily responsible for choosing certain types of investments for VIP Asset Manager, VIP Asset Manager: Growth, and VIP Balanced. FMRC may provide investment advisory services for VIP Index 500.

John Avery is vice president and manager of VIP Balanced, which he has managed since January 1998. He also manages other Fidelity funds. Since joining Fidelity in 1995, Mr. Avery has worked as a research analyst and manager.

Barry Coffman is vice president and manager of VIP High Income, which he has managed since August 1990. Since joining Fidelity in 1986, Mr. Coffman has worked as a research analyst and manager.

Will Danoff is vice president and manager of VIP Contrafund, which he has managed since January 1995. He also manages another Fidelity fund. Since joining Fidelity in 1986, Mr. Danoff has worked as a research analyst and manager.

Bettina Doulton is vice president and manager of VIP Growth Opportunities, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst, and manager.

Prospectus

Fund Services - continued

Kevin Grant is vice president and manager of VIP Balanced and VIP Investment Grade Bond, which he has managed since March 1996 and February 1997, respectively. Mr. Grant manages the fixed-income investments for VIP Balanced. He also manages other Fidelity funds. Mr. Grant joined Fidelity in 1993 as a portfolio manager.

Bart Grenier is vice president and manager of VIP Asset Manager and VIP Asset Manager: Growth, both of which he has managed since May 2000. Since joining Fidelity in 1991, Mr. Grenier has worked as a senior analyst and research director.

Richard Mace is vice president and manager of VIP Overseas, which he has managed since March 1996. He also manages other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a research analyst and manager.

Stephen Petersen is vice president and manager of VIP Equity-Income, which he has managed since January 1997. He also manages other Fidelity funds. Since joining Fidelity in 1980, Mr. Petersen has worked as a research analyst and manager.

Louis Salemy is vice president and manager of VIP Growth & Income, which he has managed since September 1998. He also manages another Fidelity fund. Since joining Fidelity in 1992, Mr. Salemy has worked as a research analyst and manager.

Jennifer Uhrig is vice president and manager of VIP Growth, which she has managed since January 1997. She also manages other Fidelity funds. Since joining Fidelity in 1987, Ms. Uhrig has worked as a research analyst and manager.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Each fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month.

VIP Index 500's annual management fee rate is 0.24% of its average net assets.

For VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, and VIP Overseas, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

The monthly management fee for VIP Money Market is calculated by adding a group fee to an income-related fee. The income-related fee varies depending on the level of the fund's monthly gross income from an annualized rate of 0.05% (at a fund annualized gross yield of 0%) to 0.27% (at a fund annualized gross yield of 15%) of the fund's average net assets throughout the month. For VIP Money Market, the group fee rate is divided by twelve and multiplied by the fund's average net assets throughout the month.

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, and VIP Overseas or 0.37% for VIP High Income, VIP Investment Grade Bond, and VIP Money Market, and it drops as total assets under management increase.

For December 2000, the group fee rate was 0.2769% for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, and VIP Overseas and the group fee rate was 0.1268% for VIP High Income, VIP Investment Grade Bond, and VIP Money Market. The individual fund fee rate is 0.15% for VIP Balanced; 0.20% for VIP Equity-Income and VIP Growth & Income; 0.25% for VIP Asset Manager; 0.30% for VIP Asset Manager: Growth, VIP Contrafund, VIP Growth, VIP Growth Opportunities, and VIP Investment Grade Bond; and 0.45% for VIP High Income and VIP Overseas.

The total management fee, as a percentage of a fund's average net assets, for the fiscal year ended December 31, 2000, for each fund is shown in the table below.

Total Management Fee
VIP Asset Manager	0.53%
VIP Asset Manager: Growth	0.58%
VIP Balanced	0.43%
VIP Contrafund	0.57%
VIP Equity-Income	0.48%
VIP Growth	0.57%
VIP Growth & Income	0.48%
VIP Growth Opportunities	0.58%
VIP High Income	0.58%
VIP Investment Grade Bond	0.43%
VIP Money Market	0.25%A
VIP Overseas	0.72%

A For the fiscal period ended December 31, 2000, VIP Money Market paid FMR a management fee composed of a group fee, an individual fund fee rate of 0.03% of the fund's average net assets, and an income-based fee of 6% of the fund's monthly gross income in excess of an annualized 5% yield.

Prospectus

Fund Services - continued

FMR pays FIMM, FMRC, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

FMR pays BT for providing investment management and custodial services. Effective May 1, 2001, FMR will pay DAMI for providing investment management services.

FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class's expenses and boost its performance.

As of February 28, 2001, approximately 41.15%, 36.18%, and 28.59% of VIP Balanced's, VIP Growth & Income's, and VIP Index 500's total outstanding shares, respectively, were held by FMR affiliates.

Fund Distribution

Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

Fidelity Distributors Corporation (FDC) distributes Initial Class's shares.

Initial Class of each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Initial Class shares and/or support services that benefit variable product owners. FMR, directly or through FDC, may pay significant amounts to intermediaries, such as insurance companies, broker-dealers, and other service-providers, that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for Initial Class.

If payments made by FMR to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of Initial Class's assets on an ongoing basis, they might increase the cost of a shareholder's investment and might cost a shareholder more than paying other types of sales charges.

To receive payments made pursuant to a Distribution and Service Plan, intermediaries must sign the appropriate agreement with FDC in advance.

FMR may allocate brokerage transactions in a manner that takes into account the sale of shares of the Fidelity Variable Insurance Product funds, provided that a fund receives brokerage services and commission rates comparable to those of other broker-dealers.

BT may allocate brokerage transactions in a manner that takes into account the sale of shares of VIP Index 500, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related statement of additional information (SAI), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

The financial highlights tables are intended to help you understand Initial Class's financial history for the past 5 years or, if shorter, the period of the class's operations. Certain information reflects financial results for a single class share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the class (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP (for VIP Equity-Income, VIP Growth, VIP High Income, VIP Money Market, and VIP Overseas) and Deloitte & Touche LLP (for VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Growth & Income, VIP Growth Opportunities, VIP Index 500, and VIP Investment Grade Bond), independent accountants, whose reports, along with each fund's financial highlights and financial statements, are included in each fund's annual report. A free copy of each annual report is available upon request.

VIP Asset Manager - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 18.67	$ 18.16	$ 18.01	$ 16.93	$ 15.79
Income from Investment Operations
Net investment income	.62 D	.59 D	.59 D	.57 D	.63
Net realized and unrealized gain (loss)	(1.30)	1.28	1.84	2.58	1.55
Total from investment operations	(.68)	1.87	2.43	3.15	2.18
Less Distributions
From net investment income	(.60) E	(.60)	(.57)	(.59)	(.57)
From net realized gain	(1.38) E	(.76)	(1.71)	(1.48)	(.47)
 Total distributions	(1.98)	(1.36)	(2.28)	(2.07)	(1.04)
Net asset value, end of period	$ 16.01	$ 18.67	$ 18.16	$ 18.01	$ 16.93
Total Return B, C	(3.87)%	11.09%	15.05%	20.65%	14.60%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,128,169	$ 4,936,926	$ 4,905,468	$ 4,399,937	$ 3,641,194
Ratio of expenses to average net assets	.61%	.63%	.64%	.65%	.74%
Ratio of expenses to average net assets after expense reductions	.61%	.62% A	.63% A	.64% A	.73% A
Ratio of net investment income to average net assets	3.73%	3.36%	3.46%	3.43%	3.60%
Portfolio turnover rate	76%	94%	113%	101%	168%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Appendix - continued

VIP Asset Manager: Growth - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 18.38	$ 17.03	$ 16.36	$ 13.10	$ 11.77
Income from Investment Operations
Net investment income	.42 D	.40 D	.41 D	.36 D	.21
Net realized and unrealized gain (loss)	(2.52)	2.04	2.19	2.92	2.08
Total from investment operations	(2.10)	2.44	2.60	3.28	2.29
Less Distributions
From net investment income	(.37)	(.41)	(.34)	-	(.21)
From net realized gain	(1.50)	(.68)	(1.59)	(.02)	(.75)
 Total distributions	(1.87)	(1.09)	(1.93)	(.02)	(.96)
Net asset value, end of period	$ 14.41	$ 18.38	$ 17.03	$ 16.36	$ 13.10
Total Return B, C	(12.47)%	15.26%	17.57%	25.07%	20.04%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 482,165	$ 580,555	$ 528,874	$ 483,231	$ 253,024
Ratio of expenses to average net assets	.69%	.71%	.73%	.77%	.87%
Ratio of expenses to average net assets after expense reductions	.68% A	.70% A	.72% A	.76% A	.85% A
Ratio of net investment income to average net assets	2.61%	2.38%	2.60%	2.44%	2.63%
Portfolio turnover rate	147%	92%	98%	90%	120%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

VIP Balanced - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 16.11	$ 14.58	$ 12.23	$ 11.17
Income from Investment Operations
Net investment income	.48 D	.45 D	.44 D	.44 D	.33
Net realized and unrealized gain (loss)	(1.15)	.24	2.00	2.22	.78
Total from investment operations	(.67)	.69	2.44	2.66	1.11
Less Distributions
From net investment income	(.48)	(.37)	(.36)	(.31)	(.01)
From net realized gain	(.35)	(.43)	(.55)	-	(.04)
In excess of net realized gain	(.05)	-	-	-	-
Total distributions	(.88)	(.80)	(.91)	(.31)	(.05)
Net asset value, end of period	$ 14.45	$ 16.00	$ 16.11	$ 14.58	$ 12.23
Total Return B, C	(4.30)%	4.55%	17.64%	22.18%	9.98%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 250,802	$ 325,371	$ 307,681	$ 214,538	$ 103
Ratio of expenses to average net assets	.58%	.57%	.59%	.61%	.72%
Ratio of expenses to average net assets after expense reductions	.56% A	.55% A	.58% A	.60% A	.71% A
Ratio of net investment income to average net assets	3.18%	2.87%	2.94%	3.28%	3.63%
Portfolio turnover rate	126%	108%	94%	98%	163%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

Prospectus

Appendix - continued

VIP Contrafund - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 29.15	$ 24.44	$ 19.94	$ 16.56	$ 13.79
Income from Investment Operations
Net investment income	.17 D	.12 D	.13 D	.16 D	.14
Net realized and unrealized gain (loss)	(1.84)	5.59	5.54	3.73	2.76
Total from investment operations	(1.67)	5.71	5.67	3.89	2.90
Less Distributions
From net investment income	(.11) E	(.12)	(.14)	(.14)	-
From net realized gain	(3.62) E	(.88)	(1.03)	(.37)	(.13)
 Total distributions	(3.73)	(1.00)	(1.17)	(.51)	(.13)
Net asset value, end of period	$ 23.75	$ 29.15	$ 24.44	$ 19.94	$ 16.56
Total Return B, C	(6.58)%	24.25%	29.98%	24.14%	21.22%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,516,464	$ 9,005,129	$ 6,388,592	$ 4,107,868	$ 2,394,103
Ratio of expenses to average net assets	.66%	.67%	.70%	.71%	.74%
Ratio of expenses to average net assets after expense reductions	.63% A	.65% A	.66% A	.68% A	.71% A
Ratio of net investment income to average net assets	.69%	.48%	.62%	.90%	1.33%
Portfolio turnover rate	177%	172%	201%	142%	178%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences.

VIP Equity-Income - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 25.71	$ 25.42	$ 24.28	$ 21.03	$ 19.27
Income from Investment Operations
Net investment income	.40 D	.41 D	.38 D	.36 D	.35
Net realized and unrealized gain (loss)	1.46	1.10	2.31	5.06	2.30
Total from investment operations	1.86	1.51	2.69	5.42	2.65
Less Distributions
From net investment income	(.44) E	(.38)	(.34)	(.36)	(.03)
From net realized gain	(1.61) E	(.84)	(1.21)	(1.81)	(.86)
 Total distributions	(2.05)	(1.22)	(1.55)	(2.17)	(.89)
Net asset value, end of period	$ 25.52	$ 25.71	$ 25.42	$ 24.28	$ 21.03
Total Return B, C	8.42%	6.33%	11.63%	28.11%	14.28%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,969,086	$ 11,014,291	$ 11,409,912	$ 10,106,742	$ 6,961,090
Ratio of expenses to average net assets	.56%	.57%	.58%	.58%	.58%
Ratio of expenses to average net assets after expense reductions	.55% A	.56% A	.57% A	.57% A	.56% A
Ratio of net investment income to average net assets	1.68%	1.57%	1.58%	1.65%	1.97%
Portfolio turnover rate	22%	27%	28%	44%	186%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences.

Prospectus

Appendix - continued

VIP Growth - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 54.93	$ 44.87	$ 37.10	$ 31.14	$ 29.20
Income from Investment Operations
Net investment income	.03 D	.07 D	.08 D	.20D	.22
Net realized and unrealized gain (loss)	(5.27)	15.10	12.85	6.91	3.82
Total from investment operations	(5.24)	15.17	12.93	7.11	4.04
Less Distributions
From net investment income	(.06)	(.08)	(.19)	(.21)	(.08)
From net realized gain	(5.97)	(5.03)	(4.97)	(.94)	(2.02)
 Total distributions	(6.03)	(5.11)	(5.16)	(1.15)	(2.10)
Net asset value, end of period	$ 43.66	$ 54.93	$ 44.87	$ 37.10	$ 31.14
Total Return B, C	(10.96)%	37.44%	39.49%	23.48%	14.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 15,517,271	$ 17,142,411	$ 11,243,824	$ 7,727,132	$ 6,086,424
Ratio of expenses to average net assets	.65%	.66%	.68%	.69%	.69%
Ratio of expenses to average net assets after expense reductions	.64% A	.65%A	.66% A	.67% A	.67% A
Ratio of net investment income to average net assets	.07%	.14%	.21%	.58%	.81%
Portfolio turnover rate	103%	84%	123%	113%	81%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

VIP Growth & Income - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.30	$ 16.15	$ 12.53	$ 9.90	$ 10.00
Income from Investment Operations
Net investment income	.20 D	.18 D	.15 D	.13 D	.00
Net realized and unrealized gain (loss)	(.81)	1.27	3.54	2.84	(.10)
Total from investment operations	(.61)	1.45	3.69	2.97	(.10)
Less Distributions
From net investment income	(.19)	(.10)	-	(.08)	-
From net realized gain	(1.24)	(.20)	(.07)	(.26)	-
 Total distributions	(1.43)	(.30)	(.07)	(.34)	-
Net asset value, end of period	$ 15.26	$ 17.30	$ 16.15	$ 12.53	$ 9.90
Total Return B, C	(3.62)%	9.17%	29.59%	30.09%	(1.00)%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,011,393	$ 1,259,396	$ 1,141,806	$ 345,287	$ 990
Ratio of expenses to average net assets	.58%	.60%	.61%	.70%	1.00% A, F
Ratio of expenses to average net assets after expense reductions	.57% G	.59% G	.60% G	.70%	1.00% A
Ratio of net investment income to average net assets	1.26%	1.08%	1.08%	1.14%	3.89% A
Portfolio turnover rate	72%	58%	66%	81%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period December 31, 1996 (commencement of operations of Initial Class shares).

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the expenses.

Prospectus

Appendix - continued

VIP Growth Opportunities - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 23.15	$ 22.88	$ 19.27	$ 15.40	$ 13.07
Income from Investment Operations
Net investment income	.06 D	.27 D	.26 D	.29 D	.26
Net realized and unrealized gain (loss)	(3.77)	.66	4.29	4.18	2.12
Total from investment operations	(3.71)	.93	4.55	4.47	2.38
Less Distributions
From net investment income	(.29) E	(.23)	(.21)	(.25)	-
From net realized gain	(1.41) E	(.43)	(.73)	(.35)	(.05)
 Total distributions	(1.70)	(.66)	(.94)	(.60)	(.05)
Net asset value, end of period	$ 17.74	$ 23.15	$ 22.88	$ 19.27	$ 15.40
Total Return B, C	(17.07)%	4.27%	24.61%	29.95%	18.27%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 951,875	$ 1,541,587	$ 1,570,011	$ 1,025,766	$ 383,085
Ratio of expenses to average net assets	.68%	.69%	.71%	.74%	.77%
Ratio of expenses to average net assets after expense reductions	.66% A	.68% A	.70% A	.73% A	.76% A
Ratio of net investment income to average net assets	.31%	1.20%	1.27%	1.68%	2.29%
Portfolio turnover rate	117%	42%	29%	26%	28%

A FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E The amounts shown reflect certain reclassifications related to book to tax differences.

VIP High Income - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 11.320	$ 11.530	$ 13.580	$ 12.520	$ 12.050
Income from Investment Operations
Net investment income	1.123 D	1.095 D	1.111 D	1.124 D	.927
Net realized and unrealized gain (loss)	(3.513)	(.195)	(1.591)	.936	.643
Total from investment operations	(2.390)	.900	(.480)	2.060	1.570
Less Distributions
From net investment income	(.750)	(1.075) A	(.970)	(.890)	(.920)
From net realized gain	-	(.030) A	(.600)	(.110)	(.180)
In excess of net realized gain	-	(.005) A	-	-	-
Total distributions	(.750)	(1.110)	(1.570)	(1.000)	(1.100)
Net asset value, end of period	$ 8.180	$ 11.320	$ 11.530	$ 13.580	$ 12.520
Total Return B, C	(22.54)%	8.25%	(4.33)%	17.67%	14.03%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 1,467,250	$ 2,257,610	$ 2,348,954	$ 2,329,516	$ 1,588,822
Ratio of expenses to average net assets	.68%	.69%	.70%	.71%	.71%
Ratio of net investment income to average net assets	11.38%	9.80%	9.14%	8.88%	9.09%
Portfolio turnover rate	68%	82%	92%	118%	123%

A The amounts shown reflect certain reclassifications related to book to tax differences.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investments income per share has been calculated based on average shares outstanding during the period.

Prospectus

Appendix - continued

VIP Index 500 - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 167.41	$ 141.24	$ 114.40	$ 89.05	$ 75.71
Income from Investment Operations
Net investment income	1.51 D	1.64 D	1.65 D	1.80 D	1.04
Net realized and unrealized gain (loss)	(16.99)	26.88	29.70	26.67	15.55
Total from investment operations	(15.48)	28.52	31.35	28.47	16.59
Less Distributions
From net investment income	(1.67)	(1.40)	(1.36)	(1.03)	(.91)
From net realized gain	(.73)	(.95)	(3.15)	(2.09)	(2.34)
 Total distributions	(2.40)	(2.35)	(4.51)	(3.12)	(3.25)
Net asset value, end of period	$ 149.53	$ 167.41	$ 141.24	$ 114.40	$ 89.05
Total ReturnB,C	(9.30)%	20.52%	28.31%	32.83%	22.71%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,148,728	$ 5,538,735	$ 3,772,068	$ 2,098,042	$ 823,243
Ratio of expenses to average net assets	.28% A	.28% A	.28% A	.28% A	.28% A
Ratio of net investment income to average net assets	.94%	1.09%	1.33%	1.74%	2.26%
Portfolio turnover rate	10%	8%	4%	9%	14%

A FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

VIP Investment Grade Bond - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 12.160	$ 12.960	$ 12.560	$ 12.240	$ 12.480
Income from Investment Operations
Net investment income	.771 B	.743 B	.725 B	.759 B	.670
Net realized and unrealized gain (loss)	.499	(.873)	.335	.291	(.290)
Total from investment operations	1.270	(.130)	1.060	1.050	.380
Less Distributions
From net investment income	(.840)	(.510)	(.590)	(.730)	(.620)
From net realized gain	-	(.160)	(.070)	-	-
Total distributions	(.840)	(.670)	(.660)	(.730)	(.620)
Net asset value, end of period	$ 12.590	$ 12.160	$ 12.960	$ 12.560	$ 12.240
Total Return A	11.22%	(1.05)%	8.85%	9.06%	3.19%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 739,911	$ 658,852	$ 674,813	$ 324,525	$ 228,594
Ratio of expenses to average net assets	.54%	.54%	.57%	.58%	.58%
Ratio of net investment income to average net assets	6.50%	6.07%	5.85%	6.34%	6.49%
Portfolio turnover rate	154%	87%	239%	191%	81%

A Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

Prospectus

Appendix - continued

VIP Money Market - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.062	.050	.053	.053	.052
Less Distributions
From net investment income	(.062)	(.050)	(.053)	(.053)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	6.30%	5.17%	5.46%	5.51%	5.41%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,233,342	$ 1,939,491	$ 1,507,489	$ 1,020,794	$ 1,126,155
Ratio of expenses to average net assets	.33%	.27%	.30%	.31%	.30%
Ratio of net investment income to average net assets	6.18%	5.06%	5.33%	5.32%	5.28%

A Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

VIP Overseas - Initial Class

Years ended December 31,	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 27.44	$ 20.06	$ 19.20	$ 18.84	$ 17.06
Income from Investment Operations
Net investment incomeD	.19A	.24	.23	.30	.32 E
Net realized and unrealized gain (loss)	(4.93)	7.95	2.13	1.70	1.88
Total from investment operations	(4.74)	8.19	2.36	2.00	2.20
Less Distributions
From net investment income	(.31)	(.31)	(.38)	(.33)	(.20)
In excess of net investment income	(.06)	-	-	-	-
From net realized gain	(2.33)	(.50)	(1.12)	(1.31)	(.22)
 Total distributions	(2.70)	(.81)	(1.50)	(1.64)	(.42)
Net asset value, end of period	$ 20.00	$ 27.44	$ 20.06	$ 19.20	$ 18.84
Total ReturnB,C	(19.07)%	42.55%	12.81%	11.56%	13.15%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 2,267,507	$ 2,736,851	$ 2,074,843	$ 1,926,322	$ 1,667,601
Ratio of expenses to average net assets	.89%	.91%	.91%	.92%	.93%
Ratio of expenses to average net assets after expense reductions	.87%F	.87%F	.89% F	.90% F	.92% F
Ratio of net investment income to average net assets	.84%	1.10%	1.19%	1.55%	1.84%
Portfolio turnover rate	136%	78%	84%	67%	92%

A Investment income per share reflects a special dividend (from BCE, Inc.) which amounted to $.04 per share.

B Total returns for periods of less than one year are not annualized and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.05 per share.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

Prospectus

Appendix - continued

Additional Information About the Standard & Poor's 500 Index

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The product is not sponsored, endorsed, sold, or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the product or any member of the public regarding the advisability of investing in securities generally or in the product particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the licensee or the product. S&P has no obligation to take the needs of the licensee or the owners of the product into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the product to be issued or in the determination or calculation of the equation by which the product is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the product.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Prospectus

You can obtain additional information about the funds. The funds' SAI includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports include a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-888-622-3175.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Numbers, 811-3329, 811-5511, and 811-7205

Fidelity, Asset Manager: Growth, Contrafund, and Fidelity Investments & (Pyramid) Design are registered trademarks of FMR Corp.

Asset Manager is a service mark of FMR Corp.

The third party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.753339.100 VIPINMDA-pro-0401